Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (2.2%)
	Linde plc	710,766	137,690
	DuPont de Nemours Inc.	981,408	69,984
	Ecolab Inc.	340,257	67,385
	Air Products & Chemicals Inc.	289,412	64,209
	Dow Inc.	977,024	46,555
	Newmont Goldcorp Corp.	1,078,999	40,916
	PPG Industries Inc.	310,348	36,779
	LyondellBasell Industries NV Class A	330,092	29,533
	International Paper Co.	516,630	21,605
	Nucor Corp.	399,985	20,363
	Celanese Corp. Class A	162,946	19,927
	Freeport-McMoRan Inc.	1,809,992	17,322
	International Flavors & Fragrances Inc.	140,136	17,193
	FMC Corp.	172,095	15,089
	CF Industries Holdings Inc.	287,086	14,125
	Avery Dennison Corp.	110,681	12,570
	Eastman Chemical Co.	162,013	11,961
	RPM International Inc.	170,407	11,726
	Royal Gold Inc.	86,477	10,655
	Albemarle Corp.	138,813	9,650
	Mosaic Co.	453,469	9,296
*	Axalta Coating Systems Ltd.	276,486	8,336
	Reliance Steel & Aluminum Co.	83,220	8,294
	Steel Dynamics Inc.	276,181	8,230
	Versum Materials Inc.	144,164	7,631
	Ashland Global Holdings Inc.	80,317	6,188
	Huntsman Corp.	255,408	5,941
	WR Grace & Co.	87,053	5,812
	NewMarket Corp.	11,749	5,547
	Scotts Miracle-Gro Co.	50,447	5,137
*	Alcoa Corp.	241,404	4,845
*	Ingevity Corp.	54,886	4,657
*	Univar Solutions Inc.	221,385	4,596
	Balchem Corp.	42,355	4,201
	Olin Corp.	216,167	4,047
	Sensient Technologies Corp.	55,608	3,817
	Westlake Chemical Corp.	50,962	3,339
	PolyOne Corp.	101,691	3,320
	Chemours Co.	216,277	3,231
	Carpenter Technology Corp.	62,415	3,224
*	Element Solutions Inc.	307,231	3,128
	HB Fuller Co.	66,942	3,117
	Cabot Corp.	68,660	3,112
	Domtar Corp.	81,943	2,934
	Innospec Inc.	32,203	2,871
	Quaker Chemical Corp.	18,122	2,866
	Commercial Metals Co.	155,574	2,704
	Stepan Co.	27,537	2,673
^	United States Steel Corp.	221,558	2,559

^	Cleveland-Cliffs Inc.	354,263	2,558
	Compass Minerals International Inc.	44,909	2,537
	Minerals Technologies Inc.	45,777	2,430
	Kaiser Aluminum Corp.	20,726	2,051
	Worthington Industries Inc.	48,359	1,743
	Materion Corp.	27,720	1,701
*	GCP Applied Technologies Inc.	78,887	1,519
	Schweitzer-Mauduit International Inc.	40,481	1,516
	Neenah Inc.	21,977	1,431
	CSW Industrials Inc.	20,427	1,410
	Peabody Energy Corp.	95,324	1,403
	Arch Coal Inc. Class A	18,840	1,398
*	Kraton Corp.	41,201	1,330
*	Ferro Corp.	109,872	1,303
	Warrior Met Coal Inc.	65,618	1,281
*	Coeur Mining Inc.	264,427	1,272
	Hecla Mining Co.	622,300	1,095
	Chase Corp.	9,589	1,049
*	Codexis Inc.	73,476	1,008
	US Silica Holdings Inc.	96,546	923
	Tronox Holdings plc Class A	111,171	923
*	AK Steel Holding Corp.	406,309	922
	PH Glatfelter Co.	58,574	901
*	AdvanSix Inc.	33,944	873
*	PQ Group Holdings Inc.	53,726	856
	Innophos Holdings Inc.	25,159	817
*	Koppers Holdings Inc.	27,021	789
	Tredegar Corp.	39,554	772
*	Contura Energy Inc.	23,876	668
	Schnitzer Steel Industries Inc.	32,207	665
*	SunCoke Energy Inc.	110,310	622
	Haynes International Inc.	16,791	602
	American Vanguard Corp.	35,357	555
	Hawkins Inc.	12,906	549
*	Verso Corp.	43,848	543
*	OMNOVA Solutions Inc.	53,161	535
*	CONSOL Energy Inc.	32,541	509
*	Clearwater Paper Corp.	22,649	478
	FutureFuel Corp.	36,222	432
*	Century Aluminum Co.	62,625	416
	Kronos Worldwide Inc.	30,597	378
*	Intrepid Potash Inc.	112,982	369
*	Veritiv Corp.	20,029	362
	Resolute Forest Products Inc.	74,075	348
	Rayonier Advanced Materials Inc.	68,586	297
*	TimkenSteel Corp.	45,826	288
*,^	Uranium Energy Corp.	255,317	249
*,^	Energy Fuels Inc.	109,583	212
	Gold Resource Corp.	68,800	210
	Olympic Steel Inc.	13,827	199
*	LSB Industries Inc.	38,041	197
	Synalloy Corp.	11,687	186
*,^	ChromaDex Corp.	46,038	181
*	Hi-Crush Inc.	90,037	157
	Northern Technologies International Corp.	12,332	156
*	Ryerson Holding Corp.	17,637	150
*	Universal Stainless & Alloy Products Inc.	9,128	142

*,^	Marrone Bio Innovations Inc.	87,556	123
*,^	Ur-Energy Inc.	192,839	117
*	AgroFresh Solutions Inc.	43,901	115
	Hallador Energy Co.	29,570	107
	Friedman Industries Inc.	12,162	79
*	Ampco-Pittsburgh Corp.	17,598	65
	United-Guardian Inc.	2,927	55
*	Ramaco Resources Inc.	12,183	46
*,^	Golden Minerals Co.	174,185	43
*	NL Industries Inc.	9,862	37
*	Ikonics Corp.	3,253	21
*	General Moly Inc.	71,757	19
*	Solitario Zinc Corp.	56,237	16
*,^	US Gold Corp.	1,500	1
*	Paramount Gold Nevada Corp.	645	—
			860,200
Consumer Goods (8.1%)
	Procter & Gamble Co.	3,290,778	409,307
	Coca-Cola Co.	5,060,279	275,482
	PepsiCo Inc.	1,837,776	251,959
	Philip Morris International Inc.	2,046,441	155,386
	NIKE Inc. Class B	1,645,441	154,540
	Mondelez International Inc. Class A	1,894,223	104,788
	Altria Group Inc.	2,457,370	100,506
	Colgate-Palmolive Co.	1,127,744	82,900
	Kimberly-Clark Corp.	452,586	64,290
	General Motors Co.	1,686,259	63,201
	Estee Lauder Cos. Inc. Class A	290,879	57,870
	Activision Blizzard Inc.	1,009,874	53,443
	Ford Motor Co.	5,150,796	47,181
	General Mills Inc.	794,365	43,785
*,^	Tesla Inc.	176,888	42,607
	Constellation Brands Inc. Class A	198,456	41,136
*	Electronic Arts Inc.	387,237	37,880
	VF Corp.	418,707	37,261
	Tyson Foods Inc. Class A	387,203	33,354
	Hershey Co.	195,551	30,308
	Archer-Daniels-Midland Co.	732,791	30,096
*	Lululemon Athletica Inc.	153,594	29,571
	Aptiv plc	336,468	29,414
*	Monster Beverage Corp.	503,001	29,204
	Corteva Inc.	986,081	27,610
	McCormick & Co. Inc.	162,003	25,321
	Clorox Co.	165,833	25,185
	Church & Dwight Co. Inc.	325,139	24,463
	DR Horton Inc.	463,027	24,406
	Brown-Forman Corp. Class B	385,389	24,195
	Kraft Heinz Co.	800,802	22,370
	Kellogg Co.	335,448	21,586
	Lennar Corp. Class A	369,327	20,627
	Conagra Brands Inc.	638,200	19,580
	Hasbro Inc.	158,249	18,783
*	Take-Two Interactive Software Inc.	148,597	18,625
	Genuine Parts Co.	182,560	18,181
*	NVR Inc.	4,576	17,011
	JM Smucker Co.	141,999	15,623
	Hormel Foods Corp.	351,221	15,359

	Garmin Ltd.	175,132	14,832
	Lamb Weston Holdings Inc.	191,776	13,946
	Molson Coors Brewing Co. Class B	231,324	13,301
	Whirlpool Corp.	83,801	13,271
	PulteGroup Inc.	339,483	12,408
*	LKQ Corp.	384,711	12,099
	Campbell Soup Co.	256,225	12,022
*	US Foods Holding Corp.	287,362	11,811
	Keurig Dr Pepper Inc.	371,449	10,148
	Fortune Brands Home & Security Inc.	184,013	10,065
	Pool Corp.	49,793	10,043
	Bunge Ltd.	176,728	10,006
	BorgWarner Inc.	271,315	9,952
	Tapestry Inc.	376,483	9,807
*	Post Holdings Inc.	91,172	9,650
*	Mohawk Industries Inc.	76,019	9,432
	Lear Corp.	79,793	9,408
	Newell Brands Inc.	501,104	9,381
	Gentex Corp.	332,764	9,163
^	Wayfair Inc.	81,514	9,139
*	WABCO Holdings Inc.	67,086	8,973
	PVH Corp.	98,772	8,715
*	Middleby Corp.	72,923	8,525
	Harley-Davidson Inc.	206,030	7,411
	Hanesbrands Inc.	476,620	7,302
	Ingredion Inc.	87,059	7,116
	Toll Brothers Inc.	171,288	7,031
	Leggett & Platt Inc.	170,679	6,988
	Polaris Inc.	75,547	6,649
*	Skechers U.S.A. Inc. Class A	176,529	6,593
*	Zynga Inc. Class A	1,113,950	6,483
*	Capri Holdings Ltd.	189,879	6,296
	Ralph Lauren Corp. Class A	64,342	6,143
	Brunswick Corp.	113,223	5,901
*	Deckers Outdoor Corp.	38,035	5,605
	Flowers Foods Inc.	240,299	5,558
*	Under Armour Inc. Class A	274,968	5,483
	Valvoline Inc.	248,210	5,468
	Carter's Inc.	59,044	5,385
*	Helen of Troy Ltd.	32,723	5,159
*,^	Mattel Inc.	452,716	5,156
*	Herbalife Nutrition Ltd.	129,019	4,885
*	Tempur Sealy International Inc.	60,873	4,699
	Goodyear Tire & Rubber Co.	305,364	4,399
	Coty Inc. Class A	401,800	4,223
*	Darling Ingredients Inc.	217,612	4,163
*	TreeHouse Foods Inc.	74,440	4,128
*	Under Armour Inc. Class C	225,070	4,081
*	Boston Beer Co. Inc. Class A	10,942	3,984
	KB Home	115,636	3,932
	Sanderson Farms Inc.	25,882	3,917
	Thor Industries Inc.	69,144	3,916
	J&J Snack Foods Corp.	19,594	3,762
*	Taylor Morrison Home Corp. Class A	143,478	3,722
	Steven Madden Ltd.	101,698	3,640
^	Energizer Holdings Inc.	82,500	3,595
	Herman Miller Inc.	77,447	3,570

	Lancaster Colony Corp.	25,222	3,497
	Columbia Sportswear Co.	35,966	3,485
*	Meritage Homes Corp.	47,704	3,356
	WD-40 Co.	18,241	3,348
	Nu Skin Enterprises Inc. Class A	72,418	3,080
*	Visteon Corp.	37,042	3,057
	Spectrum Brands Holdings Inc.	57,767	3,045
	Wolverine World Wide Inc.	107,322	3,033
*	Fox Factory Holding Corp.	48,173	2,998
*,^	Beyond Meat Inc.	19,807	2,944
*	Dorman Products Inc.	36,738	2,922
	LCI Industries	31,467	2,890
	MDC Holdings Inc.	66,552	2,868
*	Welbilt Inc.	169,280	2,854
*	TRI Pointe Group Inc.	189,717	2,853
	Dana Inc.	190,840	2,756
	Kontoor Brands Inc.	73,861	2,593
	Callaway Golf Co.	128,235	2,489
*	Edgewell Personal Care Co.	71,084	2,310
*	Hain Celestial Group Inc.	104,782	2,250
*	Freshpet Inc.	45,142	2,247
*	Crocs Inc.	79,173	2,198
*	Pilgrim's Pride Corp.	67,475	2,162
*,^	iRobot Corp.	34,942	2,155
*	Cavco Industries Inc.	11,103	2,133
	La-Z-Boy Inc.	63,483	2,132
*	Hostess Brands Inc. Class A	150,686	2,107
*	LGI Homes Inc.	25,073	2,089
	HNI Corp.	58,039	2,060
	Calavo Growers Inc.	21,357	2,033
	Steelcase Inc. Class A	108,377	1,994
*	Skyline Champion Corp.	65,654	1,976
*	Meritor Inc.	104,673	1,936
	Vector Group Ltd.	159,784	1,903
	Coca-Cola Consolidated Inc.	6,202	1,885
*	American Woodmark Corp.	20,576	1,829
*	Gentherm Inc.	44,238	1,818
	Universal Corp.	32,434	1,778
	Cooper Tire & Rubber Co.	67,636	1,767
	Inter Parfums Inc.	23,564	1,649
^	B&G Foods Inc.	86,568	1,637
	Knoll Inc.	61,313	1,554
*	Sleep Number Corp.	37,517	1,550
*	Central Garden & Pet Co. Class A	55,346	1,534
	Delphi Technologies plc	112,624	1,509
*	G-III Apparel Group Ltd.	58,481	1,507
	Oxford Industries Inc.	21,015	1,507
	Medifast Inc.	14,494	1,502
	Cal-Maine Foods Inc.	36,423	1,455
	Seaboard Corp.	329	1,439
	Winnebago Industries Inc.	37,232	1,428
*	M/I Homes Inc.	35,648	1,342
	Fresh Del Monte Produce Inc.	37,868	1,292
	Standard Motor Products Inc.	26,164	1,270
*	American Axle & Manufacturing Holdings Inc.	150,396	1,236
	ACCO Brands Corp.	119,813	1,183
	Lennar Corp. Class B	26,652	1,183

	Acushnet Holdings Corp.	44,728	1,181
*	USANA Health Sciences Inc.	16,684	1,141
*	Fitbit Inc. Class A	292,563	1,115
*	Stoneridge Inc.	35,964	1,114
	John B Sanfilippo & Son Inc.	11,405	1,102
	Interface Inc. Class A	76,184	1,100
*,^	Levi Strauss & Co. Class A	56,364	1,073
*	Century Communities Inc.	33,914	1,039
	Tupperware Brands Corp.	62,994	1,000
	Sturm Ruger & Co. Inc.	22,784	951
*	Garrett Motion Inc.	95,243	949
*,^	YETI Holdings Inc.	33,473	937
	Kimball International Inc. Class B	46,347	894
	Andersons Inc.	39,488	886
^	Tootsie Roll Industries Inc.	23,799	884
	MGP Ingredients Inc.	17,511	870
*	William Lyon Homes Class A	42,419	864
	Tenneco Inc. Class A	68,849	862
*	Universal Electronics Inc.	16,898	860
*	Malibu Boats Inc. Class A	27,313	838
*	Cooper-Standard Holdings Inc.	20,481	837
*	Sonos Inc.	61,897	830
*,^	GoPro Inc. Class A	150,285	779
*	Glu Mobile Inc.	154,863	773
*	Fossil Group Inc.	58,674	734
*	Modine Manufacturing Co.	63,642	724
*	elf Beauty Inc.	40,108	702
^	National Beverage Corp.	15,003	666
*	Beazer Homes USA Inc.	41,872	624
	Ethan Allen Interiors Inc.	32,320	617
	National Presto Industries Inc.	6,683	595
*	Primo Water Corp.	45,690	561
	Phibro Animal Health Corp. Class A	26,220	559
	Movado Group Inc.	20,973	521
*	Funko Inc. Class A	22,653	466
*	Vista Outdoor Inc.	74,970	464
*	Central Garden & Pet Co.	15,049	440
*	Unifi Inc.	19,978	438
*	Motorcar Parts of America Inc.	24,983	422
*	American Outdoor Brands Corp.	66,885	391
	Clarus Corp.	31,540	370
	Johnson Outdoors Inc. Class A	6,252	366
^	Camping World Holdings Inc. Class A	40,403	360
*	Arlo Technologies Inc.	104,997	358
	Limoneira Co.	19,434	357
*	MasterCraft Boat Holdings Inc.	22,563	337
*,^	22nd Century Group Inc.	148,514	336
*	Vera Bradley Inc.	32,558	329
	Hooker Furniture Corp.	15,264	327
	Rocky Brands Inc.	9,372	311
*,^	Akoustis Technologies Inc.	36,977	287
*	Seneca Foods Corp. Class A	9,066	283
	Turning Point Brands Inc.	11,328	261
*,^	New Age Beverages Corp.	83,110	229
	Oil-Dri Corp. of America	6,706	228
	Culp Inc.	13,935	227
	Superior Group of Cos. Inc.	13,164	212

*	ZAGG Inc.	33,366	209
	Bassett Furniture Industries Inc.	13,657	209
*	Lovesac Co.	10,720	200
*	Delta Apparel Inc.	8,147	193
*	Lifevantage Corp.	13,782	189
	Titan International Inc.	69,292	187
*	Farmer Brothers Co.	13,700	177
	Hamilton Beach Brands Holding Co. Class A	10,712	173
	Weyco Group Inc.	7,434	168
*	Castle Brands Inc.	123,932	156
	Marine Products Corp.	10,544	149
	Flexsteel Industries Inc.	9,749	144
*,^	Pyxus International Inc.	10,911	143
*	Celsius Holdings Inc.	40,834	142
	Dean Foods Co.	122,182	142
*	XPEL Inc.	11,917	141
	Lifetime Brands Inc.	15,628	138
*,^	Revlon Inc. Class A	5,671	133
	Escalade Inc.	12,067	131
*	Vince Holding Corp.	6,249	119
*	Craft Brew Alliance Inc.	14,279	117
*	Legacy Housing Corp.	7,084	115
*	Hovnanian Enterprises Inc. Class A	5,849	113
*	Veru Inc.	50,532	109
	Acme United Corp.	5,355	107
*	Libbey Inc.	31,918	107
*	Lakeland Industries Inc.	7,656	93
	Strattec Security Corp.	4,533	91
	Alico Inc.	2,633	90
	Superior Industries International Inc.	30,144	87
*	Natural Alternatives International Inc.	10,100	84
*	RiceBran Technologies	33,557	83
*	Core Molding Technologies Inc.	12,449	80
*,^	Eastman Kodak Co.	29,730	78
*	New Home Co. Inc.	17,246	75
*	Nature's Sunshine Products Inc.	8,635	72
*	Shiloh Industries Inc.	17,046	71
*	Lipocine Inc.	24,909	70
*,^	Vuzix Corp.	30,030	68
*	LS Starrett Co. Class A	11,175	65
*	S&W Seed Co.	24,763	59
*,^	cbdMD Inc.	14,701	58
*	US Auto Parts Network Inc.	35,456	55
*,^	Blink Charging Co.	20,953	54
*	Nautilus Inc.	39,087	53
*,^	Bridgford Foods Corp.	1,495	45
	Kewaunee Scientific Corp.	2,881	45
*,^	Reed's Inc.	27,690	36
*	Emerson Radio Corp.	32,812	32
	Unique Fabricating Inc.	9,987	29
	Crown Crafts Inc.	4,478	28
*	Tandy Leather Factory Inc.	5,825	27
*,^	Nova Lifestyle Inc.	40,548	26
*	Alpha Pro Tech Ltd.	6,600	24
*	Centric Brands Inc.	9,467	24
*	Zedge Inc. Class B	14,083	24
*	JAKKS Pacific Inc.	24,492	21

	Rocky Mountain Chocolate Factory Inc.	1,888	18
*	Lifeway Foods Inc.	7,962	17
*	Charles & Colvard Ltd.	9,432	15
	CompX International Inc.	1,065	15
*,^	Innovate Biopharmaceuticals Inc.	7,400	8
*,^	Sequential Brands Group Inc.	33,489	7
*	Coffee Holding Co. Inc.	1,503	6
*	Willamette Valley Vineyards Inc.	800	6
*	Greenlane Holdings Inc. Class A	969	3
*	Summer Infant Inc.	7,678	3
*	Cyanotech Corp.	997	2
	Mannatech Inc.	100	2
*	Dixie Group Inc.	27	—
			3,132,183
Consumer Services (13.5%)
*	Amazon.com Inc.	553,024	960,000
	Home Depot Inc.	1,440,168	334,148
	Walt Disney Co.	2,369,299	308,767
	Comcast Corp. Class A	5,965,095	268,906
	Walmart Inc.	1,877,453	222,816
	McDonald's Corp.	998,366	214,359
	Costco Wholesale Corp.	578,679	166,723
*	Netflix Inc.	576,234	154,212
	Starbucks Corp.	1,494,857	132,175
	Lowe's Cos. Inc.	1,030,241	113,285
*	Booking Holdings Inc.	55,942	109,792
	CVS Health Corp.	1,710,379	107,874
*	Charter Communications Inc. Class A	203,811	83,995
	TJX Cos. Inc.	1,436,457	80,068
	Target Corp.	672,891	71,939
	Walgreens Boots Alliance Inc.	1,008,878	55,801
	Dollar General Corp.	339,968	54,035
	Ross Stores Inc.	480,337	52,765
	Sysco Corp.	640,590	50,863
	Yum! Brands Inc.	400,570	45,437
	Delta Air Lines Inc.	770,049	44,355
	Marriott International Inc. Class A	346,333	43,073
	eBay Inc.	1,047,868	40,846
*	O'Reilly Automotive Inc.	100,694	40,128
*	Dollar Tree Inc.	312,105	35,630
	Hilton Worldwide Holdings Inc.	376,845	35,088
*	AutoZone Inc.	32,211	34,937
	Southwest Airlines Co.	635,638	34,331
	McKesson Corp.	242,928	33,199
*	Chipotle Mexican Grill Inc. Class A	36,376	30,573
	Las Vegas Sands Corp.	505,563	29,201
	Kroger Co.	1,050,279	27,076
*	United Airlines Holdings Inc.	286,783	25,354
	Royal Caribbean Cruises Ltd.	220,204	23,855
	Carnival Corp.	521,248	22,784
	Expedia Group Inc.	167,424	22,503
	Omnicom Group Inc.	286,532	22,435
	Best Buy Co. Inc.	298,401	20,587
*	Copart Inc.	256,024	20,566
*	CarMax Inc.	217,476	19,138
	Darden Restaurants Inc.	161,662	19,112
*	Ulta Beauty Inc.	72,988	18,294

	CBS Corp. Class B	445,941	18,003
*	Burlington Stores Inc.	87,230	17,430
	AmerisourceBergen Corp. Class A	205,580	16,925
	MGM Resorts International	583,506	16,175
*	Liberty Broadband Corp.	144,564	15,132
	Fox Corp. Class A	469,321	14,800
	Advance Auto Parts Inc.	89,035	14,726
*	Norwegian Cruise Line Holdings Ltd.	282,365	14,618
	Aramark	325,915	14,203
	Tractor Supply Co.	156,714	14,173
	American Airlines Group Inc.	525,350	14,169
	Tiffany & Co.	150,602	13,950
	Domino's Pizza Inc.	54,316	13,285
*	Altice USA Inc. Class A	460,204	13,199
	Wynn Resorts Ltd.	120,251	13,074
	FactSet Research Systems Inc.	50,318	12,226
	Vail Resorts Inc.	52,846	12,026
*	Live Nation Entertainment Inc.	180,498	11,974
*	Bright Horizons Family Solutions Inc.	75,906	11,576
	Viacom Inc. Class B	477,451	11,473
*	Discovery Communications Inc.	465,699	11,466
	Interpublic Group of Cos. Inc.	508,156	10,956
	Service Corp. International	227,897	10,896
*	Roku Inc.	106,528	10,840
*	Liberty Media Corp-Liberty Formula One	257,863	10,725
	Kohl's Corp.	212,204	10,538
*	Lyft Inc. Class A	257,919	10,533
	Alaska Air Group Inc.	162,077	10,520
*	DISH Network Corp. Class A	300,931	10,253
*	ServiceMaster Global Holdings Inc.	179,091	10,011
	Nielsen Holdings plc	467,098	9,926
*	Trade Desk Inc. Class A	51,246	9,611
*	Five Below Inc.	73,655	9,288
	Sirius XM Holdings Inc.	1,476,376	9,235
	News Corp. Class A	645,165	8,981
	Dunkin' Brands Group Inc.	108,175	8,585
*	Etsy Inc.	150,729	8,516
*	Liberty Media Corp-Liberty SiriusXM Class C	202,650	8,503
	Cable One Inc.	6,753	8,473
*	Caesars Entertainment Corp.	712,840	8,312
*	Liberty Broadband Corp. Class A	79,285	8,287
	Sabre Corp.	362,777	8,124
	Casey's General Stores Inc.	48,033	7,741
*	IAA Inc.	174,272	7,272
	Williams-Sonoma Inc.	103,664	7,047
*	GrubHub Inc.	120,108	6,751
*,^	Uber Technologies Inc.	221,449	6,748
	Rollins Inc.	195,291	6,654
	Wyndham Hotels & Resorts Inc.	128,241	6,635
*	JetBlue Airways Corp.	393,910	6,598
	Fox Corp. Class B	205,127	6,470
	Gap Inc.	372,524	6,467
*	Planet Fitness Inc. Class A	111,418	6,448
*	Madison Square Garden Co. Class A	24,225	6,384
	Macy's Inc.	405,551	6,302
	H&R Block Inc.	265,680	6,275
*	Grand Canyon Education Inc.	63,614	6,247

	Foot Locker Inc.	143,929	6,212
	L Brands Inc.	310,006	6,073
*	Performance Food Group Co.	131,136	6,034
	Nexstar Media Group Inc. Class A	58,424	5,977
	Aaron's Inc.	89,631	5,760
	Wyndham Destinations Inc.	123,164	5,668
	Churchill Downs Inc.	44,888	5,542
*	frontdoor Inc.	111,715	5,426
*	TripAdvisor Inc.	139,818	5,408
	Cinemark Holdings Inc.	138,892	5,367
*	Discovery Communications Inc. Class A	199,995	5,326
	Six Flags Entertainment Corp.	104,284	5,297
*	Qurate Retail Group Inc. QVC Group Class A	513,366	5,295
	New York Times Co. Class A	185,653	5,287
*	AutoNation Inc.	104,209	5,283
	Dolby Laboratories Inc. Class A	80,299	5,191
^	Cracker Barrel Old Country Store Inc.	31,403	5,108
	Marriott Vacations Worldwide Corp.	48,854	5,062
	Wendy's Co.	242,305	4,841
^	Nordstrom Inc.	141,346	4,759
*	Floor & Decor Holdings Inc. Class A	91,216	4,666
	Texas Roadhouse Inc. Class A	87,205	4,580
*	Liberty Media Corp-Liberty SiriusXM Class A	109,963	4,571
	AMERCO	11,609	4,528
	TEGNA Inc.	287,511	4,465
*	Chegg Inc.	147,616	4,421
	KAR Auction Services Inc.	176,376	4,330
*	Carvana Co. Class A	65,325	4,311
*	BJ's Wholesale Club Holdings Inc.	162,410	4,202
	World Wrestling Entertainment Inc. Class A	58,879	4,189
	Choice Hotels International Inc.	46,841	4,167
*,^	Ollie's Bargain Outlet Holdings Inc.	70,875	4,156
	Morningstar Inc.	27,698	4,048
	Strategic Education Inc.	27,446	3,729
	SkyWest Inc.	64,548	3,705
	Lithia Motors Inc. Class A	27,891	3,692
	Extended Stay America Inc.	250,442	3,666
*	LiveRamp Holdings Inc.	85,155	3,658
*	Hilton Grand Vacations Inc.	113,254	3,624
	Graham Holdings Co. Class B	5,414	3,592
	Sinclair Broadcast Group Inc. Class A	83,017	3,548
*	RH	20,560	3,512
	Hyatt Hotels Corp. Class A	47,642	3,510
	Dick's Sporting Goods Inc.	84,331	3,442
	Wingstop Inc.	39,031	3,407
*	Murphy USA Inc.	39,551	3,374
*	Shake Shack Inc. Class A	34,180	3,351
*	Spirit Airlines Inc.	91,206	3,311
	American Eagle Outfitters Inc.	202,254	3,281
	Monro Inc.	41,271	3,261
*,^	Eldorado Resorts Inc.	81,106	3,234
*	Yelp Inc. Class A	89,770	3,120
*	Sotheby's	52,961	3,018
*	Cargurus Inc.	95,319	2,950
	Jack in the Box Inc.	32,315	2,945
*	Sprouts Farmers Market Inc.	150,743	2,915
*	AMC Networks Inc. Class A	56,938	2,799

*	Adtalem Global Education Inc.	72,307	2,754
*	Simply Good Foods Co.	94,478	2,739
	John Wiley & Sons Inc. Class A	61,842	2,717
*	Penn National Gaming Inc.	143,390	2,671
*	Asbury Automotive Group Inc.	25,593	2,619
*	Laureate Education Inc. Class A	157,211	2,606
	Allegiant Travel Co. Class A	17,108	2,560
*	National Vision Holdings Inc.	101,572	2,445
	Boyd Gaming Corp.	101,978	2,442
*	Sally Beauty Holdings Inc.	159,594	2,376
*	WW International Inc.	61,481	2,325
	PriceSmart Inc.	31,018	2,205
	Cheesecake Factory Inc.	52,804	2,201
*	Urban Outfitters Inc.	77,678	2,182
	Hillenbrand Inc.	69,782	2,155
*	Avis Budget Group Inc.	75,045	2,121
	Group 1 Automotive Inc.	22,937	2,117
	Brinker International Inc.	48,991	2,090
	Penske Automotive Group Inc.	43,971	2,079
	Bloomin' Brands Inc.	109,204	2,067
	Core-Mark Holding Co. Inc.	59,647	1,916
*	Gray Television Inc.	117,210	1,913
	Dave & Buster's Entertainment Inc.	48,947	1,906
	Meredith Corp.	50,833	1,864
	Red Rock Resorts Inc. Class A	90,306	1,834
	Viad Corp.	27,259	1,830
*	SeaWorld Entertainment Inc.	67,741	1,783
*	Denny's Corp.	78,080	1,777
*	Hertz Global Holdings Inc.	127,413	1,763
^	Bed Bath & Beyond Inc.	161,427	1,718
	Rent-A-Center Inc.	64,197	1,656
*	Groupon Inc. Class A	612,229	1,629
	Dine Brands Global Inc.	21,349	1,620
*	Stamps.com Inc.	21,099	1,571
	Gannett Co. Inc.	143,644	1,543
^	Papa John's International Inc.	29,303	1,534
	Children's Place Inc.	19,854	1,529
	Hawaiian Holdings Inc.	57,894	1,520
*	Chewy Inc.	61,584	1,514
*	Career Education Corp.	92,334	1,467
*	Herc Holdings Inc.	31,488	1,465
*	Scientific Games Corp.	71,168	1,448
	Matthews International Corp. Class A	39,654	1,403
	Designer Brands Inc. Class A	80,283	1,374
	Abercrombie & Fitch Co.	88,016	1,373
	International Speedway Corp. Class A	29,822	1,342
*	Chefs' Warehouse Inc.	32,957	1,329
*	K12 Inc.	50,229	1,326
*	Liberty Media Corp-Liberty Braves Class C	47,354	1,314
	Big Lots Inc.	52,348	1,283
*	Upwork Inc.	94,940	1,263
*	Boot Barn Holdings Inc.	35,908	1,253
	Office Depot Inc.	706,496	1,240
*	Lions Gate Entertainment Corp. Class B	140,274	1,226
*,^	Stitch Fix Inc. Class A	62,048	1,194
	Caleres Inc.	50,804	1,189
*	Liberty Media Corp-Liberty Formula One Class A	29,390	1,164

*	Clear Channel Outdoor Holdings Inc.	461,057	1,162
	Signet Jewelers Ltd.	68,411	1,147
*	SP Plus Corp.	30,533	1,130
	Guess? Inc.	59,165	1,096
	Marcus Corp.	28,965	1,072
	BJ's Restaurants Inc.	27,257	1,059
*	Michaels Cos. Inc.	106,720	1,045
*	iHeartMedia Inc. Class A	68,685	1,030
	Scholastic Corp.	26,072	984
*,^	MSG Networks Inc.	57,861	939
*,^	Trupanion Inc.	36,768	935
	EW Scripps Co. Class A	67,092	891
	Sonic Automotive Inc. Class A	28,356	891
*	Liberty TripAdvisor Holdings Inc. Class A	93,504	880
*	Providence Service Corp.	14,780	879
*	Genesco Inc.	21,775	871
*	Zumiez Inc.	26,825	850
^	Dillard's Inc. Class A	12,689	839
*	Cars.com Inc.	90,754	815
*	United Natural Foods Inc.	70,506	812
	National CineMedia Inc.	98,785	810
	Buckle Inc.	39,027	804
*	Grocery Outlet Holding Corp.	22,756	789
	Weis Markets Inc.	19,584	747
*	BrightView Holdings Inc.	43,231	741
^	AMC Entertainment Holdings Inc. Class A	68,709	735
	Ingles Markets Inc. Class A	18,675	726
*	America's Car-Mart Inc.	7,912	726
	Ruth's Hospitality Group Inc.	35,186	718
*	Houghton Mifflin Harcourt Co.	134,148	715
*	Lions Gate Entertainment Corp. Class A	76,793	710
*,^	ANGI Homeservices Inc. Class A	100,072	709
*	Quotient Technology Inc.	90,557	708
*	At Home Group Inc.	72,797	700
*	QuinStreet Inc.	53,614	675
*	Regis Corp.	33,360	675
*	TechTarget Inc.	29,914	674
^	GameStop Corp. Class A	119,294	658
^	New Media Investment Group Inc.	73,316	646
*	Lindblad Expeditions Holdings Inc.	38,443	644
*	Monarch Casino & Resort Inc.	15,116	630
	Chico's FAS Inc.	155,908	628
*	Conn's Inc.	23,875	594
	Winmark Corp.	3,359	592
	Twin River Worldwide Holdings Inc.	25,271	577
*	Red Robin Gourmet Burgers Inc.	17,148	570
*	Hibbett Sports Inc.	24,888	570
*	Digital Turbine Inc.	88,064	568
	Entercom Communications Corp. Class A	165,098	551
*	MarineMax Inc.	34,856	540
*	Chuy's Holdings Inc.	21,164	524
*	Rubicon Project Inc.	59,072	515
	SpartanNash Co.	43,063	509
*,^	RealReal Inc.	22,242	497
*	1-800-Flowers.com Inc. Class A	33,447	495
^	Rite Aid Corp.	68,848	478
	Cato Corp. Class A	27,138	478

^	PetMed Express Inc.	26,093	470
*	American Public Education Inc.	20,608	460
	Carriage Services Inc. Class A	22,509	460
	Haverty Furniture Cos. Inc.	21,912	444
*	Party City Holdco Inc.	75,323	430
*	TrueCar Inc.	124,898	425
*	Del Taco Restaurants Inc.	40,866	418
*	Care.com Inc.	37,988	397
*,^	Overstock.com Inc.	36,773	389
*	Carrols Restaurant Group Inc.	45,917	381
	Shoe Carnival Inc.	11,621	377
*,^	Lumber Liquidators Holdings Inc.	37,719	372
*,^	Revolve Group Inc.	15,746	368
*	Clean Energy Fuels Corp.	173,089	357
*,^	JC Penney Co. Inc.	399,803	355
*	Diplomat Pharmacy Inc.	72,069	353
*	Liberty Media Corp-Liberty Braves Class A	12,633	352
*	PlayAGS Inc.	33,944	349
*	Titan Machinery Inc.	23,701	340
*	Select Interior Concepts Inc. Class A	26,163	339
*	Avid Technology Inc.	53,656	332
*	Sportsman's Warehouse Holdings Inc.	63,762	330
	Emerald Expositions Events Inc.	33,529	326
*	Golden Entertainment Inc.	24,266	322
*	Express Inc.	92,829	319
*	Drive Shack Inc.	72,521	313
*	El Pollo Loco Holdings Inc.	28,309	310
	Nathan's Famous Inc.	4,297	309
*	Reading International Inc. Class A	25,341	303
	News Corp. Class B	20,945	299
*	Fiesta Restaurant Group Inc.	28,153	293
^	Tailored Brands Inc.	65,399	288
	Citi Trends Inc.	15,639	286
	Village Super Market Inc. Class A	10,801	286
*	Hemisphere Media Group Inc. Class A	23,290	285
	Entravision Communications Corp. Class A	88,548	282
*	Liquidity Services Inc.	38,017	281
*	Daily Journal Corp.	1,074	266
*	Cumulus Media Inc. Class A	18,126	264
*	Century Casinos Inc.	33,152	256
*	Noodles & Co. Class A	45,019	255
	Tilly's Inc. Class A	26,075	246
	Collectors Universe Inc.	8,514	242
	RCI Hospitality Holdings Inc.	11,477	237
*	J Alexander's Holdings Inc.	20,016	235
*,^	GNC Holdings Inc. Class A	108,755	233
*	Biglari Holdings Inc. Class B	2,102	229
*,^	Peloton Interactive Inc. Class A	8,930	224
*	Boston Omaha Corp. Class A	11,274	224
	Saga Communications Inc. Class A	7,419	221
*	Habit Restaurants Inc. Class A	25,017	219
*	MDC Partners Inc. Class A	75,511	213
	Tribune Publishing Co.	22,480	193
*	Mesa Air Group Inc.	27,731	187
*	Vitamin Shoppe Inc.	26,666	174
*,^	HF Foods Group Inc.	10,051	171
*	Marchex Inc. Class B	52,492	165

*	EverQuote Inc. Class A	7,576	162
*	Red Lion Hotels Corp.	23,892	155
*	Lands' End Inc.	13,310	151
	Tile Shop Holdings Inc.	47,120	150
*	Duluth Holdings Inc.	16,259	138
*	Fluent Inc.	48,810	133
*	Barnes & Noble Education Inc.	42,279	132
*	Lee Enterprises Inc.	63,800	130
*	comScore Inc.	64,187	123
*	Potbelly Corp.	27,369	119
*	Natural Grocers by Vitamin Cottage Inc.	11,815	118
*	Tuesday Morning Corp.	69,632	109
*	Gaia Inc. Class A	16,289	106
	AH Belo Corp. Class A	27,149	102
*,^	Waitr Holdings Inc.	76,848	99
*	Biglari Holdings Inc.	169	95
*	Destination XL Group Inc.	55,225	93
*,^	Alkaline Water Co. Inc.	62,416	92
*	Container Store Group Inc.	20,580	91
*	Travelzoo	8,232	88
*	Chicken Soup For The Soul Entertainment Inc.	8,803	85
*	Leaf Group Ltd.	20,217	85
*	Profire Energy Inc.	39,969	76
*	Build-A-Bear Workshop Inc.	23,091	73
*	Full House Resorts Inc.	31,564	68
*	Luby's Inc.	35,510	68
	Ark Restaurants Corp.	3,264	66
*	AutoWeb Inc.	20,942	65
	Big 5 Sporting Goods Corp.	31,098	65
*	Zovio Inc. Class A	32,556	64
	Townsquare Media Inc. Class A	8,492	60
*	RealNetworks Inc.	35,959	60
*,^	Ascena Retail Group Inc.	222,066	59
*	BBQ Holdings Inc.	11,721	56
*	Emmis Communications Corp. Class A	11,066	55
^	Pier 1 Imports Inc.	5,698	55
*	A-Mark Precious Metals Inc.	4,552	55
*	Urban One Inc.	26,330	52
	Educational Development Corp.	8,052	50
*	Youngevity International Inc.	10,582	47
*	Francesca's Holdings Corp.	3,367	47
*	HyreCar Inc.	18,083	45
*	RTW RetailWinds Inc.	31,748	43
*,^	Blue Apron Holdings Inc. Class A	4,904	41
	CSS Industries Inc.	10,197	40
	J. Jill Inc.	20,843	40
*	iMedia Brands Inc.	68,549	38
*	Global Eagle Entertainment Inc.	53,015	38
*	LiveXLive Media Inc.	18,705	37
*	Lazydays Holdings Inc.	7,816	37
*,^	VistaGen Therapeutics Inc.	34,420	37
*,^	Stein Mart Inc.	46,076	37
*,^	SRAX Inc. Class A	13,612	31
*	Remark Holdings Inc.	29,949	31
*	ONE Group Hospitality Inc.	10,901	31
*	Kura Sushi USA Inc. Class A	1,487	29
*	McClatchy Co. Class A	10,174	29

*	Kirkland's Inc.	17,778	27
*	Town Sports International Holdings Inc.	16,370	27
*	Empire Resorts Inc.	2,558	25
*,^	Eastside Distilling Inc.	5,036	25
*	Harte-Hanks Inc.	8,054	25
*	Good Times Restaurants Inc.	13,056	21
*	Diversified Restaurant Holdings Inc.	34,766	20
	Dover Motorsports Inc.	9,575	19
	Salem Media Group Inc. Class A	10,229	16
	Value Line Inc.	400	9
	Canterbury Park Holding Corp.	700	9
*	Insignia Systems Inc.	7,050	7
*	Interpace Diagnostics Group Inc.	7,860	6
*,^	Sears Hometown and Outlet Stores Inc.	1,600	5
	Beasley Broadcast Group Inc. Class A	1,751	5
*	Destination Maternity Corp.	11,514	5
*	Monaker Group Inc.	1,980	5
*	Urban One Inc. Class A	1,680	3
*	Valeritas Holdings Inc.	2,155	3
*	Dolphin Entertainment Inc.	500	—
*	BioHiTech Global Inc.	100	—
*	Genius Brands International Inc.	115	—
			5,241,468
Financials (19.7%)
*	Berkshire Hathaway Inc. Class B	2,515,600	523,295
	JPMorgan Chase & Co.	3,993,746	470,024
	Visa Inc. Class A	2,270,071	390,475
	Mastercard Inc. Class A	1,186,875	322,320
	Bank of America Corp.	11,015,872	321,333
	Wells Fargo & Co.	5,214,995	263,044
	Citigroup Inc.	2,970,929	205,232
	American Tower Corp.	581,945	128,685
	US Bancorp	1,862,184	103,053
	CME Group Inc.	471,007	99,543
	American Express Co.	817,841	96,734
	Goldman Sachs Group Inc.	449,195	93,087
	Chubb Ltd.	509,726	82,290
	S&P Global Inc.	323,399	79,226
	Crown Castle International Corp.	546,617	75,985
	PNC Financial Services Group Inc.	527,020	73,867
	Prologis Inc.	830,509	70,776
	Morgan Stanley	1,630,587	69,577
	Intercontinental Exchange Inc.	737,142	68,016
	Marsh & McLennan Cos. Inc.	665,746	66,608
	Charles Schwab Corp.	1,546,206	64,678
	Equinix Inc.	111,548	64,341
	American International Group Inc.	1,144,215	63,733
	BlackRock Inc.	142,414	63,465
	Aon plc	310,345	60,073
	Simon Property Group Inc.	384,973	59,921
	Progressive Corp.	768,640	59,377
	Capital One Financial Corp.	620,087	56,416
	BB&T Corp.	1,008,867	53,843
	Aflac Inc.	973,216	50,919
	Bank of New York Mellon Corp.	1,114,803	50,400
	Travelers Cos. Inc.	325,987	48,471
	Welltower Inc.	532,868	48,304

Public Storage	194,994	47,826
Prudential Financial Inc.	528,594	47,547
Allstate Corp.	411,413	44,712
MetLife Inc.	923,198	43,538
Moody's Corp.	211,265	43,273
Blackstone Group LP	870,889	42,534
Equity Residential	486,444	41,961
SunTrust Banks Inc.	582,259	40,059
AvalonBay Communities Inc.	183,490	39,511
SBA Communications Corp. Class A	148,723	35,865
Ventas Inc.	488,759	35,694
Digital Realty Trust Inc.	274,318	35,609
Discover Financial Services	418,568	33,942
T. Rowe Price Group Inc.	294,408	33,636
* IHS Markit Ltd.	500,369	33,465
Realty Income Corp.	416,662	31,950
Hartford Financial Services Group Inc.	475,300	28,808
Essex Property Trust Inc.	86,495	28,254
Synchrony Financial	827,953	28,225
State Street Corp.	464,706	27,506
Weyerhaeuser Co.	978,413	27,102
M&T Bank Corp.	167,094	26,396
Boston Properties Inc.	202,951	26,315
Fifth Third Bancorp	960,537	26,300
Ameriprise Financial Inc.	172,297	25,345
Northern Trust Corp.	268,816	25,086
Cincinnati Financial Corp.	203,794	23,777
KeyCorp	1,319,833	23,546
MSCI Inc. Class A	105,800	23,038
HCP Inc.	643,337	22,922
Alexandria Real Estate Equities Inc.	148,713	22,908
Equifax Inc.	159,019	22,369
* CBRE Group Inc. Class A	418,982	22,210
Arthur J Gallagher & Co.	243,760	21,834
* Arch Capital Group Ltd.	505,930	21,239
First Republic Bank	217,244	21,007
Principal Financial Group Inc.	365,578	20,889
Citizens Financial Group Inc.	587,811	20,791
Regions Financial Corp.	1,312,234	20,760
* Markel Corp.	17,253	20,391
WP Carey Inc.	223,174	19,974
Mid-America Apartment Communities Inc.	150,783	19,603
Huntington Bancshares Inc.	1,367,752	19,518
Invitation Homes Inc.	635,229	18,809
UDR Inc.	386,048	18,716
Extra Space Storage Inc.	159,679	18,654
KKR & Co. Inc. Class A	685,289	18,400
Loews Corp.	341,092	17,559
Annaly Capital Management Inc.	1,933,087	17,011
Ally Financial Inc.	512,461	16,993
Cboe Global Markets Inc.	147,020	16,894
TD Ameritrade Holding Corp.	361,704	16,892
Sun Communities Inc.	113,206	16,805
Host Hotels & Resorts Inc.	969,500	16,763
Duke Realty Corp.	475,850	16,165
Lincoln National Corp.	263,094	15,870
MarketAxess Holdings Inc.	47,115	15,430

Regency Centers Corp.	220,487	15,322
Fidelity National Financial Inc.	343,167	15,240
Nasdaq Inc.	152,235	15,125
* Alleghany Corp.	17,967	14,333
Equity LifeStyle Properties Inc.	107,252	14,329
Everest Re Group Ltd.	53,644	14,274
Vornado Realty Trust	223,013	14,199
* SVB Financial Group	67,836	14,174
Camden Property Trust	127,177	14,118
E*TRADE Financial Corp.	316,203	13,815
VICI Properties Inc.	604,935	13,702
Raymond James Financial Inc.	164,985	13,605
VEREIT Inc.	1,385,739	13,553
Federal Realty Investment Trust	98,033	13,346
Reinsurance Group of America Inc. Class A	82,449	13,182
WR Berkley Corp.	180,451	13,034
Comerica Inc.	196,062	12,938
Western Union Co.	556,944	12,904
National Retail Properties Inc.	224,904	12,685
* Globe Life Inc.	130,682	12,514
Iron Mountain Inc.	379,456	12,291
* Berkshire Hathaway Inc. Class A	38	11,850
Omega Healthcare Investors Inc.	283,428	11,844
CyrusOne Inc.	149,366	11,815
AGNC Investment Corp.	728,455	11,721
Medical Properties Trust Inc.	588,342	11,508
Brown & Brown Inc.	315,639	11,382
RenaissanceRe Holdings Ltd.	57,884	11,198
Kimco Realty Corp.	527,486	11,014
Franklin Resources Inc.	366,144	10,567
Liberty Property Trust	205,687	10,558
Zions Bancorp NA	232,877	10,368
Kilroy Realty Corp.	132,290	10,304
Gaming and Leisure Properties Inc.	266,194	10,179
Assurant Inc.	80,480	10,126
Apartment Investment & Management Co.	194,164	10,124
STORE Capital Corp.	270,322	10,113
SEI Investments Co.	169,595	10,049
Voya Financial Inc.	184,244	10,030
American Financial Group Inc.	88,048	9,496
* Apollo Global Management LLC	249,779	9,447
Americold Realty Trust	252,131	9,346
Jones Lang LaSalle Inc.	67,173	9,341
Douglas Emmett Inc.	216,471	9,271
Lamar Advertising Co. Class A	112,340	9,204
SL Green Realty Corp.	109,531	8,954
Old Republic International Corp.	375,690	8,855
CubeSmart	250,202	8,732
American Campus Communities Inc.	180,866	8,696
American Homes 4 Rent Class A	334,065	8,649
AXA Equitable Holdings Inc.	386,542	8,566
New Residential Investment Corp.	543,117	8,516
Starwood Property Trust Inc.	350,949	8,500
LPL Financial Holdings Inc.	103,176	8,450
East West Bancorp Inc.	190,771	8,449
Invesco Ltd.	494,343	8,374
First American Financial Corp.	140,128	8,269

People's United Financial Inc.	525,535	8,217
Signature Bank	68,254	8,137
Healthcare Trust of America Inc. Class A	272,804	8,015
* Athene Holding Ltd. Class A	190,308	8,004
Commerce Bancshares Inc.	131,773	7,992
Brixmor Property Group Inc.	386,110	7,834
* GCI Liberty Inc. Class A	126,051	7,824
Park Hotels & Resorts Inc.	311,098	7,768
EPR Properties	100,298	7,709
TCF Financial Corp.	196,040	7,463
* Credit Acceptance Corp.	16,167	7,458
Unum Group	246,661	7,331
New York Community Bancorp Inc.	582,380	7,309
Cousins Properties Inc.	193,620	7,278
Hanover Insurance Group Inc.	53,150	7,204
Primerica Inc.	55,441	7,054
Axis Capital Holdings Ltd.	104,718	6,987
* Howard Hughes Corp.	53,451	6,927
Popular Inc.	127,359	6,888
Synovus Financial Corp.	192,579	6,887
Hudson Pacific Properties Inc.	201,778	6,751
First Horizon National Corp.	411,551	6,667
JBG SMITH Properties	169,106	6,631
First Industrial Realty Trust Inc.	166,526	6,588
Cullen/Frost Bankers Inc.	74,032	6,556
Kemper Corp.	83,824	6,534
Life Storage Inc.	61,268	6,458
Eaton Vance Corp.	141,410	6,354
Rexford Industrial Realty Inc.	143,695	6,325
Erie Indemnity Co. Class A	33,739	6,264
Highwoods Properties Inc.	138,032	6,203
Prosperity Bancshares Inc.	87,244	6,162
Radian Group Inc.	268,440	6,131
EastGroup Properties Inc.	48,889	6,112
Blackstone Mortgage Trust Inc. Class A	167,629	6,009
Selective Insurance Group Inc.	78,948	5,936
CoreSite Realty Corp.	48,649	5,928
* Brighthouse Financial Inc.	145,864	5,903
Jefferies Financial Group Inc.	318,974	5,869
Macerich Co.	185,790	5,869
MGIC Investment Corp.	462,749	5,821
Essent Group Ltd.	122,104	5,821
Spirit Realty Capital Inc.	120,854	5,784
First Financial Bankshares Inc.	172,195	5,739
Lazard Ltd. Class A	162,734	5,696
Sabra Health Care REIT Inc.	247,831	5,690
Western Alliance Bancorp	123,449	5,689
Webster Financial Corp.	121,079	5,675
Healthcare Realty Trust Inc.	169,097	5,665
CIT Group Inc.	124,386	5,636
PacWest Bancorp	154,699	5,622
Service Properties Trust	213,350	5,502
Pinnacle Financial Partners Inc.	96,578	5,481
Sterling Bancorp	273,084	5,478
Assured Guaranty Ltd.	123,105	5,473
IBERIABANK Corp.	70,416	5,319
Affiliated Managers Group Inc.	63,690	5,309

	Outfront Media Inc.	189,099	5,253
	Interactive Brokers Group Inc.	96,889	5,211
	RLI Corp.	55,778	5,182
	Equity Commonwealth	150,276	5,147
	United Bankshares Inc.	133,304	5,048
	Stifel Financial Corp.	87,650	5,029
	FNB Corp.	433,468	4,998
	SLM Corp.	566,090	4,996
	Ryman Hospitality Properties Inc.	60,886	4,981
	FirstCash Inc.	53,863	4,938
	Wintrust Financial Corp.	75,701	4,893
	STAG Industrial Inc.	164,935	4,862
	Janus Henderson Group plc	214,760	4,824
	Rayonier Inc.	170,899	4,819
	Pebblebrook Hotel Trust	172,031	4,786
	Chimera Investment Corp.	244,406	4,781
	Umpqua Holdings Corp.	289,185	4,760
	First Hawaiian Inc.	178,170	4,757
	Glacier Bancorp Inc.	117,200	4,742
	PS Business Parks Inc.	25,769	4,689
	Bank of Hawaii Corp.	54,317	4,667
	Two Harbors Investment Corp.	354,560	4,655
	Weingarten Realty Investors	159,584	4,649
	Hancock Whitney Corp.	120,737	4,624
	Valley National Bancorp	416,523	4,528
	Apple Hospitality REIT Inc.	273,001	4,526
	White Mountains Insurance Group Ltd.	4,119	4,449
	Bank OZK	162,069	4,420
	National Health Investors Inc.	53,550	4,412
	Terreno Realty Corp.	85,590	4,373
	Associated Banc-Corp	215,085	4,355
	Corporate Office Properties Trust	146,156	4,353
	MFA Financial Inc.	591,197	4,351
	Physicians Realty Trust	243,313	4,319
*,^	Zillow Group Inc.	143,629	4,283
	BankUnited Inc.	126,762	4,262
	Community Bank System Inc.	68,769	4,242
	Sunstone Hotel Investors Inc.	301,048	4,136
	Legg Mason Inc.	107,828	4,118
	Federated Investors Inc. Class B	126,032	4,085
	UMB Financial Corp.	61,550	3,975
	Atlantic Union Bankshares Corp.	106,584	3,970
	Washington Federal Inc.	107,178	3,965
	Old National Bancorp	228,642	3,934
	RLJ Lodging Trust	231,182	3,928
	CenterState Bank Corp.	163,406	3,919
	Colony Capital Inc.	645,060	3,883
	Navient Corp.	302,326	3,870
	Agree Realty Corp.	52,779	3,861
	Home BancShares Inc.	203,956	3,833
	Apollo Commercial Real Estate Finance Inc.	199,503	3,824
	Paramount Group Inc.	283,899	3,790
	BancorpSouth Bank	126,700	3,752
	CVB Financial Corp.	178,891	3,733
	QTS Realty Trust Inc. Class A	72,471	3,726
	OneMain Holdings Inc.	100,433	3,684
*	Texas Capital Bancshares Inc.	66,897	3,656

Fulton Financial Corp.	225,470	3,648
Kennedy-Wilson Holdings Inc.	164,213	3,600
Evercore Inc. Class A	44,724	3,582
Columbia Banking System Inc.	97,005	3,579
Piedmont Office Realty Trust Inc. Class A	170,253	3,555
Retail Properties of America Inc.	287,330	3,540
Ameris Bancorp	87,720	3,530
Cathay General Bancorp	101,459	3,524
Santander Consumer USA Holdings Inc.	136,959	3,494
South State Corp.	46,307	3,487
Brandywine Realty Trust	230,000	3,484
PotlatchDeltic Corp.	83,930	3,448
CNO Financial Group Inc.	211,128	3,342
Investors Bancorp Inc.	292,771	3,326
Independent Bank Corp.	43,742	3,265
First Citizens BancShares Inc. Class A	6,897	3,252
Empire State Realty Trust Inc.	227,648	3,249
Columbia Property Trust Inc.	151,464	3,203
Xenia Hotels & Resorts Inc.	151,403	3,198
* LendingTree Inc.	10,269	3,188
Taubman Centers Inc.	77,699	3,172
International Bancshares Corp.	80,686	3,116
Acadia Realty Trust	107,712	3,078
WSFS Financial Corp.	69,416	3,061
CareTrust REIT Inc.	129,124	3,035
Lexington Realty Trust Class B	295,366	3,027
BOK Financial Corp.	38,249	3,027
American Assets Trust Inc.	64,742	3,026
American Equity Investment Life Holding Co.	124,831	3,021
Argo Group International Holdings Ltd.	42,798	3,006
Urban Edge Properties	150,019	2,969
United Community Banks Inc.	104,044	2,950
First Financial Bancorp	120,230	2,943
* Enstar Group Ltd.	15,445	2,933
* Genworth Financial Inc. Class A	661,683	2,911
ProAssurance Corp.	71,573	2,882
Senior Housing Properties Trust	310,416	2,873
Invesco Mortgage Capital Inc.	187,392	2,869
Simmons First National Corp. Class A	114,658	2,855
Cadence BanCorp Class A	161,244	2,828
Washington REIT	103,355	2,828
First BanCorp	283,204	2,826
Kinsale Capital Group Inc.	27,339	2,824
DiamondRock Hospitality Co.	275,264	2,821
CoreCivic Inc.	160,306	2,770
Retail Opportunity Investments Corp.	151,933	2,770
LegacyTexas Financial Group Inc.	63,420	2,761
First Midwest Bancorp Inc.	140,213	2,731
LTC Properties Inc.	52,816	2,705
SITE Centers Corp.	178,677	2,700
First Merchants Corp.	69,965	2,633
GEO Group Inc.	151,720	2,631
Ares Management Corp. Class A	97,697	2,619
Renasant Corp.	74,532	2,609
National Storage Affiliates Trust	78,014	2,603
Trustmark Corp.	76,132	2,597
WesBanco Inc.	69,178	2,585

	Four Corners Property Trust Inc.	89,542	2,532
	PennyMac Mortgage Investment Trust	113,656	2,527
	Horace Mann Educators Corp.	53,828	2,494
	Banner Corp.	43,919	2,467
	Towne Bank	88,514	2,461
	Great Western Bancorp Inc.	74,360	2,454
*	Cannae Holdings Inc.	88,840	2,440
	Pacific Premier Bancorp Inc.	77,980	2,432
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	82,993	2,419
	Capitol Federal Financial Inc.	175,239	2,415
	Houlihan Lokey Inc. Class A	53,512	2,413
*	Cushman & Wakefield plc	128,508	2,381
	Redwood Trust Inc.	144,858	2,377
	Essential Properties Realty Trust Inc.	101,792	2,332
	Mack-Cali Realty Corp.	107,603	2,331
	Hope Bancorp Inc.	162,421	2,329
	Independent Bank Group Inc.	43,114	2,268
	Hilltop Holdings Inc.	92,717	2,215
*	NMI Holdings Inc. Class A	84,028	2,207
	Ladder Capital Corp. Class A	127,708	2,206
	First Interstate BancSystem Inc. Class A	54,701	2,201
	Alexander & Baldwin Inc.	89,444	2,192
	Northwest Bancshares Inc.	132,834	2,177
	Walker & Dunlop Inc.	38,518	2,154
	Westamerica Bancorporation	34,606	2,152
	Global Net Lease Inc.	109,550	2,136
	BGC Partners Inc. Class A	382,143	2,102
	Moelis & Co. Class A	63,628	2,090
	Mercury General Corp.	37,179	2,078
	New York Mortgage Trust Inc.	340,156	2,072
	NBT Bancorp Inc.	56,398	2,064
	National General Holdings Corp.	87,253	2,009
*	Zillow Group Inc. Class A	67,834	2,004
	Safety Insurance Group Inc.	19,772	2,003
	Office Properties Income Trust	65,367	2,003
^	American Finance Trust Inc.	143,083	1,997
	ServisFirst Bancshares Inc.	59,225	1,963
	Easterly Government Properties Inc.	91,951	1,959
*	PRA Group Inc.	57,637	1,948
*	Axos Financial Inc.	69,778	1,929
	Provident Financial Services Inc.	78,591	1,928
	Artisan Partners Asset Management Inc. Class A	67,444	1,905
*	eHealth Inc.	28,494	1,903
	Heartland Financial USA Inc.	42,439	1,899
	Eagle Bancorp Inc.	42,422	1,893
	James River Group Holdings Ltd.	36,843	1,888
	Brookfield Property REIT Inc. Class A	90,826	1,852
	Seritage Growth Properties Class A	43,399	1,844
	Industrial Logistics Properties Trust	84,494	1,795
	Kite Realty Group Trust	110,655	1,787
	First Busey Corp.	70,651	1,786
	Uniti Group Inc.	229,284	1,780
	Cohen & Steers Inc.	32,341	1,776
	Newmark Group Inc. Class A	195,070	1,767
	First Commonwealth Financial Corp.	131,700	1,749
	Employers Holdings Inc.	40,073	1,746
*,^	Redfin Corp.	102,813	1,731

Monmouth Real Estate Investment Corp.	119,491	1,722
Independence Realty Trust Inc.	119,186	1,706
AMERISAFE Inc.	25,720	1,700
FGL Holdings	211,210	1,685
Berkshire Hills Bancorp Inc.	57,519	1,685
OceanFirst Financial Corp.	71,377	1,684
Hamilton Lane Inc. Class A	29,389	1,674
Universal Health Realty Income Trust	16,254	1,671
Park National Corp.	17,371	1,647
^ Virtu Financial Inc. Class A	100,461	1,644
Colony Credit Real Estate Inc.	111,805	1,617
S&T Bancorp Inc.	44,169	1,613
Sandy Spring Bancorp Inc.	47,851	1,613
Getty Realty Corp.	50,130	1,607
Waddell & Reed Financial Inc. Class A	92,802	1,594
Veritex Holdings Inc.	65,674	1,594
* Seacoast Banking Corp. of Florida	62,272	1,576
Summit Hotel Properties Inc.	133,861	1,553
City Holding Co.	20,074	1,531
American National Insurance Co.	12,359	1,529
* Green Dot Corp. Class A	60,215	1,520
* LendingClub Corp.	114,859	1,502
Southside Bancshares Inc.	43,671	1,490
Nelnet Inc. Class A	23,347	1,485
^ Arbor Realty Trust Inc.	113,231	1,484
OFG Bancorp	66,920	1,466
Meta Financial Group Inc.	44,915	1,465
Piper Jaffray Cos.	18,926	1,429
Brookline Bancorp Inc.	96,119	1,416
TFS Financial Corp.	78,495	1,414
TPG RE Finance Trust Inc.	71,156	1,412
Kearny Financial Corp.	108,162	1,410
^ Tanger Factory Outlet Centers Inc.	90,873	1,407
Lakeland Financial Corp.	31,791	1,398
Flagstar Bancorp Inc.	37,413	1,397
Tompkins Financial Corp.	17,141	1,391
United Fire Group Inc.	29,457	1,384
Heritage Financial Corp.	51,330	1,384
RPT Realty	101,401	1,374
First Bancorp	37,980	1,363
* Encore Capital Group Inc.	40,268	1,342
BancFirst Corp.	24,175	1,340
Clearway Energy Inc.	72,330	1,320
Community Healthcare Trust Inc.	29,473	1,313
ARMOUR Residential REIT Inc.	77,604	1,300
Granite Point Mortgage Trust Inc.	69,321	1,299
^ Innovative Industrial Properties Inc.	13,985	1,292
Boston Private Financial Holdings Inc.	110,045	1,283
NexPoint Residential Trust Inc.	27,159	1,270
TriCo Bancshares	34,953	1,269
Armada Hoffler Properties Inc.	69,208	1,252
Enterprise Financial Services Corp.	30,679	1,250
Investors Real Estate Trust	16,374	1,223
Stewart Information Services Corp.	31,380	1,217
Clearway Energy Inc. Class A	70,055	1,215
Universal Insurance Holdings Inc.	40,417	1,212
Meridian Bancorp Inc.	62,668	1,175

Franklin Street Properties Corp.	136,517	1,155
National Bank Holdings Corp. Class A	33,700	1,152
* WillScot Corp. Class A	72,860	1,135
* PennyMac Financial Services Inc.	37,250	1,132
* Ambac Financial Group Inc.	57,716	1,128
Chatham Lodging Trust	60,476	1,098
* World Acceptance Corp.	8,530	1,088
PJT Partners Inc.	26,661	1,085
* Marcus & Millichap Inc.	30,496	1,082
Central Pacific Financial Corp.	37,236	1,057
^ Realogy Holdings Corp.	157,568	1,053
iStar Inc.	80,446	1,050
* Third Point Reinsurance Ltd.	102,936	1,028
^ Washington Prime Group Inc.	245,486	1,016
Virtus Investment Partners Inc.	9,177	1,015
Stock Yards Bancorp Inc.	27,553	1,011
Urstadt Biddle Properties Inc. Class A	42,595	1,009
Washington Trust Bancorp Inc.	20,842	1,007
German American Bancorp Inc.	31,290	1,003
* Columbia Financial Inc.	63,489	1,002
Carolina Financial Corp.	27,862	990
* Triumph Bancorp Inc.	31,035	990
* Mr Cooper Group Inc.	91,719	974
Bryn Mawr Bank Corp.	26,531	969
Lakeland Bancorp Inc.	62,508	964
TrustCo Bank Corp. NY	117,878	961
Oritani Financial Corp.	53,859	953
Preferred Bank	18,044	945
Opus Bank	43,256	942
Alexander's Inc.	2,687	936
Univest Financial Corp.	36,475	930
Gladstone Commercial Corp.	39,560	930
* Focus Financial Partners Inc. Class A	38,971	928
RMR Group Inc. Class A	20,231	920
Horizon Bancorp Inc.	52,847	917
ConnectOne Bancorp Inc.	41,252	916
Capstead Mortgage Corp.	124,406	914
Federal Agricultural Mortgage Corp.	11,195	914
* MBIA Inc.	98,788	912
Saul Centers Inc.	16,670	909
United Financial Bancorp Inc.	66,589	908
Dime Community Bancshares Inc.	42,144	902
Great Southern Bancorp Inc.	15,783	899
Northfield Bancorp Inc.	55,766	896
WisdomTree Investments Inc.	171,300	895
* INTL. FCStone Inc.	21,762	894
* Enova International Inc.	42,876	890
CatchMark Timber Trust Inc. Class A	83,244	888
New Senior Investment Group Inc.	129,635	866
FB Financial Corp.	22,948	862
Camden National Corp.	19,616	850
Community Trust Bancorp Inc.	19,741	841
* HomeStreet Inc.	30,697	839
Brightsphere Investment Group Inc.	84,494	837
* Allegiance Bancshares Inc.	25,751	826
Origin Bancorp Inc.	24,204	817
CorEnergy Infrastructure Trust Inc.	17,181	811

FBL Financial Group Inc. Class A	13,530	805
Preferred Apartment Communities Inc. Class A	55,417	801
Banc of California Inc.	56,425	798
RE/MAX Holdings Inc. Class A	24,775	797
* Watford Holdings Ltd.	29,254	788
* Customers Bancorp Inc.	37,675	781
* St. Joe Co.	45,433	778
National Western Life Group Inc. Class A	2,895	777
City Office REIT Inc.	53,428	769
Hersha Hospitality Trust Class A	50,588	753
First Defiance Financial Corp.	25,924	751
State Auto Financial Corp.	23,032	746
Hanmi Financial Corp.	39,569	743
Goosehead Insurance Inc. Class A	15,021	741
Retail Value Inc.	19,941	739
Midland States Bancorp Inc.	28,336	738
Peoples Bancorp Inc.	23,072	734
Flushing Financial Corp.	36,289	733
* Nicolet Bankshares Inc.	11,008	733
First Foundation Inc.	47,393	724
Front Yard Residential Corp.	62,540	723
UMH Properties Inc.	50,726	714
Ellington Financial Inc.	39,521	714
Bank of Marin Bancorp	17,119	710
Whitestone REIT	51,084	703
First of Long Island Corp.	30,885	703
Mercantile Bank Corp.	21,148	694
Bridge Bancorp Inc.	23,442	693
* TriState Capital Holdings Inc.	32,716	688
Arrow Financial Corp.	20,344	679
United Community Financial Corp.	62,829	677
* Bancorp Inc.	68,274	676
Independent Bank Corp.	31,659	675
QCR Holdings Inc.	17,683	672
Ready Capital Corp.	42,131	671
CBTX Inc.	23,663	660
Heritage Commerce Corp.	55,794	656
Western Asset Mortgage Capital Corp.	66,768	644
First Financial Corp.	14,719	640
AG Mortgage Investment Trust Inc.	41,913	635
Peapack Gladstone Financial Corp.	22,477	630
First Bancshares Inc.	19,107	617
Global Medical REIT Inc.	53,503	610
* Palomar Holdings Inc. Class A	15,434	608
Republic Bancorp Inc. Class A	13,963	607
Waterstone Financial Inc.	34,390	591
Financial Institutions Inc.	19,534	590
HomeTrust Bancshares Inc.	22,562	588
KKR Real Estate Finance Trust Inc.	29,996	586
Diamond Hill Investment Group Inc.	4,234	585
Live Oak Bancshares Inc.	31,749	575
First Community Bankshares Inc.	17,627	571
MidWestOne Financial Group Inc.	18,695	571
People's Utah Bancorp	19,891	563
One Liberty Properties Inc.	20,228	557
First Mid Bancshares Inc.	15,712	544
* Carter Bank & Trust	28,765	543

	CorePoint Lodging Inc.	53,370	540
*	Atlantic Capital Bancshares Inc.	30,449	528
	1st Source Corp.	11,380	520
*	Amerant Bancorp Inc.	24,509	514
	Old Line Bancshares Inc.	17,270	501
	CNB Financial Corp.	17,299	496
*	Cowen Inc. Class A	32,084	494
	Spirit MTA REIT	58,489	494
	Ares Commercial Real Estate Corp.	32,351	493
	Bar Harbor Bankshares	19,688	491
	Jernigan Capital Inc.	25,358	488
	Farmers National Banc Corp.	33,583	486
	Franklin Financial Network Inc.	15,997	483
*	Byline Bancorp Inc.	26,887	481
^	Orchid Island Capital Inc.	82,657	475
*	Assetmark Financial Holdings Inc.	18,240	475
*	Equity Bancshares Inc. Class A	17,561	471
^	Pennsylvania REIT	81,795	468
	Clipper Realty Inc.	45,539	464
	Dynex Capital Inc.	30,753	455
	Safehold Inc.	14,842	453
	Old Second Bancorp Inc.	37,043	453
	Heritage Insurance Holdings Inc.	29,715	444
	Exantas Capital Corp.	38,970	443
	Bluerock Residential Growth REIT Inc. Class A	37,632	443
	West Bancorporation Inc.	20,244	440
^	Bank First Corp.	6,633	439
*	Greenlight Capital Re Ltd. Class A	40,839	429
	Ashford Hospitality Trust Inc.	128,953	427
	Anworth Mortgage Asset Corp.	128,691	425
	Sierra Bancorp	15,703	417
	RBB Bancorp	21,166	417
	Citizens & Northern Corp.	15,704	413
	Business First Bancshares Inc.	16,646	406
	PCSB Financial Corp.	20,282	405
*	Tejon Ranch Co.	23,881	405
	Great Ajax Corp.	26,016	403
*	Forestar Group Inc.	21,734	397
	American National Bankshares Inc.	11,133	395
	Southern National Bancorp of Virginia Inc.	25,560	393
	Northrim BanCorp Inc.	9,849	391
	First Bancorp Inc.	14,202	390
	Sculptor Capital Management Inc. Class A	20,033	390
*	FRP Holdings Inc.	8,050	387
	Consolidated-Tomoka Land Co.	5,873	385
*	Bridgewater Bancshares Inc.	32,257	385
	Summit Financial Group Inc.	14,949	383
	United Insurance Holdings Corp.	27,288	382
*	EZCORP Inc. Class A	58,961	381
	Home Bancorp Inc.	9,723	379
	Cambridge Bancorp	5,052	379
	Braemar Hotels & Resorts Inc.	40,146	377
	Oppenheimer Holdings Inc. Class A	12,518	376
*,^	Citizens Inc. Class A	53,991	371
	National Bankshares Inc.	9,254	371
	Civista Bancshares Inc.	16,900	367
	Amalgamated Bank Class A	22,822	366

	Southern Missouri Bancorp Inc.	9,950	362
*	Regional Management Corp.	12,819	361
	Western New England Bancorp Inc.	37,428	357
	BBX Capital Corp. Class A	76,324	356
	Hingham Institution for Savings	1,869	353
	Macatawa Bank Corp.	33,734	350
	Peoples Financial Services Corp.	7,638	346
*	Howard Bancorp Inc.	20,657	345
*	Southern First Bancshares Inc.	8,618	343
*	International Money Express Inc.	24,968	343
*	HarborOne Bancorp Inc.	33,933	342
*	Spirit of Texas Bancshares Inc.	15,704	338
	Century Bancorp Inc. Class A	3,846	337
	Central Valley Community Bancorp	16,485	335
*	Safeguard Scientifics Inc.	29,463	334
	Merchants Bancorp	20,018	331
*,^	Health Insurance Innovations Inc. Class A	13,244	330
	Guaranty Bancshares Inc.	10,729	328
	Cedar Realty Trust Inc.	109,181	328
	Farmers & Merchants Bancorp Inc.	12,503	325
	HCI Group Inc.	7,613	320
*	SmartFinancial Inc.	15,354	320
*	Baycom Corp.	13,851	315
	MutualFirst Financial Inc.	9,944	313
	Capital City Bank Group Inc.	11,361	312
	ACNB Corp.	9,069	311
	Ladenburg Thalmann Financial Services Inc.	129,636	307
	Enterprise Bancorp Inc.	10,169	305
	Westwood Holdings Group Inc.	10,657	295
	Gladstone Land Corp.	24,734	294
	Investar Holding Corp.	12,212	291
	Global Indemnity Ltd.	11,637	291
	Donegal Group Inc. Class A	19,688	289
	Capstar Financial Holdings Inc.	17,329	287
	Marlin Business Services Corp.	11,397	287
*	Hallmark Financial Services Inc.	14,938	286
	Reliant Bancorp Inc.	11,915	286
	Territorial Bancorp Inc.	9,930	284
*	Republic First Bancorp Inc.	66,787	281
	First Internet Bancorp	13,037	279
*	Entegra Financial Corp.	9,167	275
^	CBL & Associates Properties Inc.	211,272	273
	First Business Financial Services Inc.	11,287	272
	Greenhill & Co. Inc.	20,715	272
	Investors Title Co.	1,688	270
*	Ocwen Financial Corp.	143,480	270
	Bank of Commerce Holdings	24,532	267
	Arlington Asset Investment Corp. Class A	48,657	267
	Victory Capital Holdings Inc. Class A	17,285	266
	Penns Woods Bancorp Inc.	5,707	264
	Bank of Princeton	8,990	261
	First Choice Bancorp	12,189	260
	Codorus Valley Bancorp Inc.	11,009	256
	First Bank	23,584	255
	Cherry Hill Mortgage Investment Corp.	19,460	255
*	Curo Group Holdings Corp.	19,130	254
	Bankwell Financial Group Inc.	9,187	253

*	PICO Holdings Inc.	25,025	252
	Community Bankers Trust Corp.	29,007	249
	Plymouth Industrial REIT Inc.	13,527	248
*	Metropolitan Bank Holding Corp.	6,211	244
	BankFinancial Corp.	20,115	239
*	On Deck Capital Inc.	71,186	239
*	Stratus Properties Inc.	8,112	238
	Timberland Bancorp Inc.	8,660	238
	Orrstown Financial Services Inc.	10,869	238
	PCB Bancorp	14,393	237
	Farmland Partners Inc.	35,339	236
	Independence Holding Co.	5,995	231
	Pzena Investment Management Inc. Class A	25,932	231
*	Richmond Mutual Bancorporation Inc.	16,420	230
	Unity Bancorp Inc.	10,304	228
	Mackinac Financial Corp.	14,717	228
	Riverview Bancorp Inc.	30,689	226
	Sterling Bancorp Inc.	23,031	225
*	Pacific Mercantile Bancorp	29,796	224
	First Northwest Bancorp	12,915	224
	Northeast Bank	10,039	223
	FS Bancorp Inc.	4,195	220
	MVB Financial Corp.	11,017	219
	ESSA Bancorp Inc.	13,228	217
	Protective Insurance Corp. Class B	12,100	211
	FedNat Holding Co.	15,015	210
*	Select Bancorp Inc.	17,984	209
	Community Financial Corp.	6,231	209
	Hawthorn Bancshares Inc.	8,703	207
	Premier Financial Bancorp Inc.	11,994	206
	LCNB Corp.	11,554	205
	United Security Bancshares	19,433	204
	Evans Bancorp Inc.	5,452	204
*,^	eXp World Holdings Inc.	24,314	204
	Shore Bancshares Inc.	13,220	204
*	Rafael Holdings Inc. Class B	9,621	202
*	NI Holdings Inc.	11,621	199
	First United Corp.	9,052	199
*	ProSight Global Inc.	10,247	198
	Sotherly Hotels Inc.	29,506	197
	Tiptree Inc.	26,826	195
	CB Financial Services Inc.	7,022	195
	OP Bancorp	19,919	195
	Parke Bancorp Inc.	8,720	194
*	Altisource Portfolio Solutions SA	9,550	193
	FNCB Bancorp Inc.	24,435	191
	First Community Corp.	9,697	189
	1st Constitution Bancorp	9,995	187
	Standard AVB Financial Corp.	6,852	186
	BCB Bancorp Inc.	14,412	185
	Fidelity D&D Bancorp Inc.	2,962	184
	First Financial Northwest Inc.	12,350	183
	Level One Bancorp Inc.	7,554	182
	SB One Bancorp	7,973	180
	Chemung Financial Corp.	4,251	179
*	Pioneer Bancorp Inc.	14,292	179
*	FVCBankcorp Inc.	10,148	178

	Ellington Residential Mortgage REIT	16,763	177
*	Medallion Financial Corp.	27,603	177
	BRT Apartments Corp.	11,841	173
	Norwood Financial Corp.	5,461	173
	DNB Financial Corp.	3,790	169
	Middlefield Banc Corp.	3,561	167
*	Esquire Financial Holdings Inc.	6,673	165
	C&F Financial Corp.	3,136	165
*	Carolina Trust Bancshares Inc.	15,695	165
	Union Bankshares Inc.	5,216	165
	Peoples Bancorp of North Carolina Inc.	5,410	161
	Provident Financial Holdings Inc.	7,627	158
	Luther Burbank Corp.	13,508	153
	Ohio Valley Banc Corp.	4,058	148
*	First Western Financial Inc.	8,576	147
	Two River Bancorp	6,991	145
*	Malvern Bancorp Inc.	6,563	143
*	Elevate Credit Inc.	32,060	135
	GAMCO Investors Inc. Class A	6,729	132
*	PDL Community Bancorp	9,281	130
	Prudential Bancorp Inc.	7,563	129
	Plumas Bancorp	6,211	125
*	Coastal Financial Corp.	8,299	125
	Hunt Cos. Finance Trust Inc.	37,285	125
*	MoneyGram International Inc.	31,249	124
	SB Financial Group Inc.	7,370	123
	Postal Realty Trust Inc. Class A	7,696	122
	Old Point Financial Corp.	4,966	118
	First Guaranty Bancshares Inc.	5,309	118
*	Maui Land & Pineapple Co. Inc.	10,762	117
	County Bancorp Inc.	5,834	114
*	Capital Bancorp Inc.	8,366	114
*	Impac Mortgage Holdings Inc.	14,353	113
	IF Bancorp Inc.	5,295	111
	Griffin Industrial Realty Inc.	2,712	103
*	MainStreet Bancshares Inc.	4,850	102
	Auburn National Bancorporation Inc.	2,132	100
	Kingstone Cos. Inc.	11,704	100
	Greene County Bancorp Inc.	3,503	96
*	Consumer Portfolio Services Inc.	26,534	95
*	Atlanticus Holdings Corp.	11,012	92
*	MMA Capital Holdings Inc.	3,061	92
*	Provident Bancorp Inc.	3,776	91
	Associated Capital Group Inc. Class A	2,549	91
*	Security National Financial Corp. Class A	17,593	88
	AmeriServ Financial Inc.	20,965	87
	Condor Hospitality Trust Inc.	7,582	84
	Silvercrest Asset Management Group Inc. Class A	6,601	81
	First Savings Financial Group Inc.	1,265	80
	Blue Capital Reinsurance Holdings Ltd.	10,455	77
*	Randolph Bancorp Inc.	5,260	76
	Bank7 Corp.	3,800	71
	GAIN Capital Holdings Inc.	13,178	70
*	Maiden Holdings Ltd.	91,792	69
*,^	Avalon GloboCare Corp.	35,625	67
*	Aspen Group Inc.	12,543	65
	Oak Valley Bancorp	3,751	63

	Manhattan Bridge Capital Inc.	9,392	60
§	Winthrop Realty Trust	55,387	60
	Severn Bancorp Inc.	7,510	60
*	Siebert Financial Corp.	6,369	59
	Global Self Storage Inc.	11,862	56
	US Global Investors Inc. Class A	27,714	55
*	Transcontinental Realty Investors Inc.	1,621	50
	Hennessy Advisors Inc.	4,513	49
*	Oportun Financial Corp.	2,950	48
	Sound Financial Bancorp Inc.	1,292	46
*	Rhinebeck Bancorp Inc.	3,974	43
*	Ashford Inc.	1,753	42
	Manning & Napier Inc.	22,543	42
	Pathfinder Bancorp Inc.	3,032	41
	Sachem Capital Corp.	8,669	41
*	GWG Holdings Inc.	3,990	40
	Bank of the James Financial Group Inc.	2,500	36
*,^	Riot Blockchain Inc.	18,898	34
*	Meridian Corp.	1,909	33
*	Nicholas Financial Inc.	3,692	33
*	Performant Financial Corp.	30,058	33
*	Limestone Bancorp Inc.	1,525	24
*	Central Federal Corp.	1,845	23
*	Wheeler REIT Inc.	13,699	21
*	Community First Bancshares Inc.	2,024	21
*	Asta Funding Inc.	2,806	20
*	Conifer Holdings Inc.	4,822	18
	Franklin Financial Services Corp.	512	18
	Bank of South Carolina Corp.	834	16
*	HMN Financial Inc.	623	14
*	Altisource Asset Management Corp.	1,269	12
	Ottawa Bancorp Inc.	873	11
*	Jason Industries Inc.	30,066	11
	WVS Financial Corp.	623	10
	Medley Management Inc. Class A	2,078	7
*	Village Bank and Trust Financial Corp.	100	3
*	Rekor Systems Inc.	1,400	3
	Mid Penn Bancorp Inc.	116	3
	Tremont Mortgage Trust	593	3
	Southwest Georgia Financial Corp.	107	2
	Elmira Savings Bank	100	1
*	CBM Bancorp Inc.	100	1
*	National Holdings Corp.	454	1
*	FlexShopper Inc.	250	—
*	Ditech Holding Corp.	4,209	—
*	Ditech Holding Corp. Series B	3,340	—
			7,653,097
Health Care (12.3%)
	Johnson & Johnson	3,471,283	449,115
	Merck & Co. Inc.	3,368,563	283,566
	UnitedHealth Group Inc.	1,246,478	270,885
	Pfizer Inc.	7,276,896	261,459
	Abbott Laboratories	2,324,741	194,511
	Medtronic plc	1,763,413	191,542
	Thermo Fisher Scientific Inc.	526,786	153,437
	Amgen Inc.	789,140	152,706
	AbbVie Inc.	1,945,627	147,323

Eli Lilly & Co.	1,143,793	127,910
Bristol-Myers Squibb Co.	2,152,757	109,166
Gilead Sciences Inc.	1,667,890	105,711
* Celgene Corp.	932,129	92,560
Stryker Corp.	418,316	90,482
Becton Dickinson and Co.	355,413	89,905
* Intuitive Surgical Inc.	151,600	81,853
Anthem Inc.	336,644	80,828
Zoetis Inc.	628,156	78,262
Cigna Corp.	497,131	75,460
* Boston Scientific Corp.	1,834,935	74,664
Allergan plc	409,515	68,917
* Edwards Lifesciences Corp.	273,391	60,121
* Illumina Inc.	193,511	58,870
Baxter International Inc.	671,791	58,762
* Vertex Pharmaceuticals Inc.	338,980	57,430
* Biogen Inc.	242,404	56,437
Humana Inc.	177,910	45,486
HCA Healthcare Inc.	358,545	43,176
Zimmer Biomet Holdings Inc.	270,667	37,154
* IQVIA Holdings Inc.	232,199	34,686
* IDEXX Laboratories Inc.	113,079	30,750
* Regeneron Pharmaceuticals Inc.	107,077	29,703
* Alexion Pharmaceuticals Inc.	280,466	27,469
ResMed Inc.	188,892	25,521
* Centene Corp.	518,323	22,423
* Laboratory Corp. of America Holdings	128,705	21,622
Teleflex Inc.	60,771	20,647
Cooper Cos. Inc.	64,951	19,290
Quest Diagnostics Inc.	177,225	18,968
Cardinal Health Inc.	391,149	18,458
* DexCom Inc.	119,808	17,880
* Hologic Inc.	353,453	17,846
* Incyte Corp.	240,195	17,830
* WellCare Health Plans Inc.	66,024	17,111
* Align Technology Inc.	94,543	17,105
STERIS plc	110,982	16,036
* BioMarin Pharmaceutical Inc.	236,950	15,970
Dentsply Sirona Inc.	296,173	15,789
* Exact Sciences Corp.	170,578	15,415
Universal Health Services Inc. Class B	101,663	15,122
* Varian Medical Systems Inc.	119,780	14,265
West Pharmaceutical Services Inc.	96,748	13,721
* Mylan NV	676,494	13,381
* Seattle Genetics Inc.	156,172	13,337
* Elanco Animal Health Inc.	492,595	13,098
* Insulet Corp.	79,298	13,079
* Henry Schein Inc.	195,345	12,404
* Alnylam Pharmaceuticals Inc.	146,351	11,770
* Neurocrine Biosciences Inc.	119,999	10,813
* ABIOMED Inc.	56,743	10,094
* Ionis Pharmaceuticals Inc.	166,471	9,973
Bio-Techne Corp.	49,880	9,760
* Sage Therapeutics Inc.	67,946	9,532
Perrigo Co. plc	169,416	9,469
* Masimo Corp.	62,871	9,355
Hill-Rom Holdings Inc.	88,154	9,276

*	Bio-Rad Laboratories Inc. Class A	27,677	9,209
*	Catalent Inc.	191,857	9,144
*	Jazz Pharmaceuticals plc	70,713	9,061
	Chemed Corp.	21,003	8,770
*	Molina Healthcare Inc.	78,068	8,566
*	Haemonetics Corp.	67,063	8,459
*	Charles River Laboratories International Inc.	63,606	8,420
	Encompass Health Corp.	130,626	8,266
*	PRA Health Sciences Inc.	82,518	8,188
*	DaVita Inc.	136,854	7,810
*	Novocure Ltd.	103,285	7,724
*	Exelixis Inc.	398,587	7,049
*	Sarepta Therapeutics Inc.	93,368	7,032
*	Horizon Therapeutics plc	244,969	6,671
*,^	Teladoc Health Inc.	94,776	6,418
	Bruker Corp.	133,900	5,882
*	Syneos Health Inc.	109,875	5,846
*	Integra LifeSciences Holdings Corp.	95,583	5,742
*	Penumbra Inc.	41,411	5,569
*	Amedisys Inc.	42,294	5,541
*	ACADIA Pharmaceuticals Inc.	148,402	5,341
*	HealthEquity Inc.	91,927	5,253
*	Globus Medical Inc.	101,873	5,208
*	Bluebird Bio Inc.	51,270	4,708
*	Repligen Corp.	61,010	4,679
*	Medicines Co.	93,542	4,677
*	Neogen Corp.	68,087	4,637
*	Blueprint Medicines Corp.	61,631	4,528
*	United Therapeutics Corp.	55,467	4,424
*	Spark Therapeutics Inc.	45,605	4,423
*	Avantor Inc.	295,604	4,345
*	NuVasive Inc.	68,316	4,330
*	LHC Group Inc.	37,954	4,310
*	Tandem Diabetes Care Inc.	72,610	4,283
*	Nektar Therapeutics Class A	231,152	4,210
*,^	Moderna Inc.	261,285	4,160
*	ICU Medical Inc.	25,569	4,081
*	Alkermes plc	206,961	4,038
*	Omnicell Inc.	54,865	3,965
*	HMS Holdings Corp.	113,930	3,927
*	FibroGen Inc.	101,526	3,754
*	Global Blood Therapeutics Inc.	75,328	3,655
*	Acadia Healthcare Co. Inc.	115,866	3,601
	CONMED Corp.	37,274	3,584
	Cantel Medical Corp.	46,487	3,477
*	Mirati Therapeutics Inc.	44,143	3,439
*	Wright Medical Group NV	165,839	3,421
*	Arrowhead Pharmaceuticals Inc.	119,393	3,365
*	Nevro Corp.	38,022	3,269
	Ensign Group Inc.	66,990	3,177
*	Guardant Health Inc.	48,872	3,120
*	Ultragenyx Pharmaceutical Inc.	71,911	3,076
*	Medpace Holdings Inc.	36,012	3,026
*	Quidel Corp.	49,185	3,018
*	Halozyme Therapeutics Inc.	194,402	3,015
*	Tenet Healthcare Corp.	135,849	3,005
*	Emergent BioSolutions Inc.	56,952	2,977

*	Arena Pharmaceuticals Inc.	64,394	2,947
*	MyoKardia Inc.	54,905	2,863
*	Immunomedics Inc.	214,906	2,850
*	Glaukos Corp.	45,390	2,837
*	Myriad Genetics Inc.	97,136	2,781
*	Amicus Therapeutics Inc.	338,864	2,718
*,^	Allakos Inc.	34,451	2,709
*	Cambrex Corp.	45,231	2,691
*	Iovance Biotherapeutics Inc.	145,802	2,654
*	Natera Inc.	78,666	2,580
*	Portola Pharmaceuticals Inc.	95,195	2,553
*	iRhythm Technologies Inc.	33,930	2,515
*	PTC Therapeutics Inc.	74,238	2,511
*	Genomic Health Inc.	36,812	2,497
*	NeoGenomics Inc.	128,391	2,455
*	MEDNAX Inc.	107,019	2,421
*	Select Medical Holdings Corp.	143,430	2,377
	Healthcare Services Group Inc.	97,732	2,374
*	Prestige Consumer Healthcare Inc.	67,906	2,356
*	Avanos Medical Inc.	62,533	2,343
*	Invitae Corp.	119,458	2,302
*	Acceleron Pharma Inc.	57,995	2,291
*	Agios Pharmaceuticals Inc.	70,370	2,280
*	Xencor Inc.	67,272	2,269
	US Physical Therapy Inc.	17,226	2,249
*	Ligand Pharmaceuticals Inc.	22,587	2,248
*	Zogenix Inc.	55,610	2,227
*	Intercept Pharmaceuticals Inc.	32,576	2,162
*	Reata Pharmaceuticals Inc. Class A	26,868	2,157
*	Merit Medical Systems Inc.	69,284	2,110
*	Cardiovascular Systems Inc.	44,095	2,095
	Patterson Cos. Inc.	116,939	2,084
*	Insmed Inc.	115,213	2,032
*	Pacira BioSciences Inc.	52,394	1,995
*	Corcept Therapeutics Inc.	137,691	1,946
*	Brookdale Senior Living Inc.	241,765	1,833
*	Heron Therapeutics Inc.	98,634	1,825
*	Magellan Health Inc.	29,365	1,824
*	Supernus Pharmaceuticals Inc.	65,519	1,800
*	Alder Biopharmaceuticals Inc.	90,957	1,715
*	BioTelemetry Inc.	41,885	1,706
*	Momenta Pharmaceuticals Inc.	131,504	1,704
*	Ironwood Pharmaceuticals Inc. Class A	196,284	1,685
*	Audentes Therapeutics Inc.	57,400	1,612
*,^	Allogene Therapeutics Inc.	57,448	1,566
*	REGENXBIO Inc.	43,301	1,542
*	Radius Health Inc.	59,708	1,537
*	STAAR Surgical Co.	58,974	1,520
*	Coherus Biosciences Inc.	74,351	1,506
*	Inspire Medical Systems Inc.	24,174	1,475
	Atrion Corp.	1,890	1,473
*	Veracyte Inc.	60,052	1,441
*	Varex Imaging Corp.	49,820	1,422
*	Deciphera Pharmaceuticals Inc.	41,820	1,419
*	Enanta Pharmaceuticals Inc.	23,552	1,415
*	Editas Medicine Inc.	60,711	1,381
*,^	Denali Therapeutics Inc.	88,929	1,362

*	Sangamo Therapeutics Inc.	149,535	1,353
*	Addus HomeCare Corp.	17,026	1,350
*	Natus Medical Inc.	42,007	1,338
*	Orthofix Medical Inc.	24,991	1,325
*	Apellis Pharmaceuticals Inc.	54,911	1,323
*	CryoLife Inc.	47,420	1,287
*	Lantheus Holdings Inc.	50,409	1,264
*,^	Esperion Therapeutics Inc.	33,433	1,226
*	Fate Therapeutics Inc.	77,742	1,207
*	Spectrum Pharmaceuticals Inc.	143,196	1,188
	Luminex Corp.	56,652	1,170
*	Inogen Inc.	24,379	1,168
*	AtriCure Inc.	46,746	1,166
*	Aerie Pharmaceuticals Inc.	59,441	1,142
*	CareDx Inc.	50,478	1,141
*	AnaptysBio Inc.	32,347	1,132
*	ArQule Inc.	154,364	1,107
*	Gossamer Bio Inc.	65,790	1,105
	National HealthCare Corp.	13,430	1,099
*	Aimmune Therapeutics Inc.	52,108	1,091
*	SmileDirectClub Inc.	75,678	1,050
*	Theravance Biopharma Inc.	53,792	1,048
*	Epizyme Inc.	101,386	1,046
*	R1 RCM Inc.	116,672	1,042
*	NanoString Technologies Inc.	47,246	1,020
*	Dicerna Pharmaceuticals Inc.	70,797	1,017
*	Tactile Systems Technology Inc.	23,937	1,013
*	Ra Pharmaceuticals Inc.	42,775	1,012
*	OPKO Health Inc.	479,987	1,003
*	Cerus Corp.	191,457	987
*,^	Cara Therapeutics Inc.	53,769	983
*	Tricida Inc.	31,642	977
*	Tivity Health Inc.	58,623	975
*,^	Omeros Corp.	59,364	969
*	Anika Therapeutics Inc.	17,513	961
*	Pacific Biosciences of California Inc.	184,394	951
*,^	TherapeuticsMD Inc.	258,160	937
*	Madrigal Pharmaceuticals Inc.	10,857	936
*,^	Athenex Inc.	76,409	930
*	AngioDynamics Inc.	49,536	912
*	Amphastar Pharmaceuticals Inc.	45,771	908
*	Cytokinetics Inc.	78,929	898
*	Vanda Pharmaceuticals Inc.	67,546	897
*	Vericel Corp.	59,004	893
*,^	ZIOPHARM Oncology Inc.	207,936	890
*	CorVel Corp.	11,738	889
*	Eagle Pharmaceuticals Inc.	15,533	879
*	Hanger Inc.	42,935	875
*	Endo International plc	271,418	871
*	HealthStream Inc.	32,982	854
*	Envista Holdings Corp.	30,455	849
*	Atara Biotherapeutics Inc.	59,735	843
*	Kura Oncology Inc.	55,396	840
*	Innoviva Inc.	78,671	829
*	G1 Therapeutics Inc.	36,136	823
*	ANI Pharmaceuticals Inc.	11,153	813
*	Change Healthcare Inc.	65,497	791

*	Revance Therapeutics Inc.	59,290	771
*	Adaptive Biotechnologies Corp.	24,574	759
*	Rhythm Pharmaceuticals Inc.	34,722	750
*	Surmodics Inc.	16,227	742
*	RadNet Inc.	51,300	737
*	MacroGenics Inc.	57,686	736
	LeMaitre Vascular Inc.	20,885	714
*	Retrophin Inc.	60,746	704
*	Voyager Therapeutics Inc.	40,141	691
*	Twist Bioscience Corp.	28,487	680
*	Antares Pharma Inc.	201,261	673
*,^	PetIQ Inc. Class A	24,610	671
*	Catalyst Pharmaceuticals Inc.	125,626	667
*,^	Accelerate Diagnostics Inc.	35,503	659
*	10X Genomics Inc. Class A	13,064	658
*	Intersect ENT Inc.	38,122	648
*	Karyopharm Therapeutics Inc.	67,025	645
*	Stemline Therapeutics Inc.	61,833	644
*,^	Axsome Therapeutics Inc.	31,271	633
*	OraSure Technologies Inc.	81,972	612
*,^	Viking Therapeutics Inc.	87,867	605
*	Axogen Inc.	48,211	602
*	Principia Biopharma Inc.	21,279	601
*	Heska Corp.	8,426	597
*,^	Intellia Therapeutics Inc.	44,423	593
*	Achillion Pharmaceuticals Inc.	164,465	592
*	Akebia Therapeutics Inc.	150,772	591
*	Y-mAbs Therapeutics Inc.	22,407	584
*	Flexion Therapeutics Inc.	41,863	574
*	Apollo Medical Holdings Inc.	32,278	569
*	Progenics Pharmaceuticals Inc.	109,543	554
*	Option Care Health Inc.	171,278	548
*	Translate Bio Inc.	55,146	547
*	Community Health Systems Inc.	148,896	536
*	Corindus Vascular Robotics Inc.	120,518	516
*,^	Intrexon Corp.	89,461	512
*	Bridgebio Pharma Inc.	23,790	511
	Meridian Bioscience Inc.	52,988	503
*	Cutera Inc.	16,967	496
*	Homology Medicines Inc.	27,282	494
*	TG Therapeutics Inc.	87,510	491
*	Alector Inc.	33,947	490
*,^	Lannett Co. Inc.	43,492	487
*	Krystal Biotech Inc.	13,612	473
*	AMAG Pharmaceuticals Inc.	40,816	471
*	Puma Biotechnology Inc.	43,728	471
*,^	Kadmon Holdings Inc.	186,069	469
*,^	Dova Pharmaceuticals Inc.	16,682	466
*	ImmunoGen Inc.	190,919	462
*	Akorn Inc.	120,751	459
*	Silk Road Medical Inc.	14,088	458
*	Syros Pharmaceuticals Inc.	43,740	454
*	Cymabay Therapeutics Inc.	88,551	453
*	Quanterix Corp.	20,596	452
*	Fluidigm Corp.	97,601	452
	Owens & Minor Inc.	77,662	451
*	Durect Corp.	245,037	451

*	Rocket Pharmaceuticals Inc.	37,896	442
*	Cyclerion Therapeutics Inc.	36,337	440
	Utah Medical Products Inc.	4,543	435
*	BioDelivery Sciences International Inc.	103,193	434
*	Odonate Therapeutics Inc.	16,681	434
*	CytomX Therapeutics Inc.	58,284	430
*	Intra-Cellular Therapies Inc.	57,386	429
*	Collegium Pharmaceutical Inc.	37,179	427
*	OrthoPediatrics Corp.	12,074	426
*	Arvinas Inc.	19,466	420
*	Amneal Pharmaceuticals Inc.	144,353	419
*,^	Corbus Pharmaceuticals Holdings Inc.	85,089	414
*,^	CEL-SCI Corp.	46,060	412
*	Triple-S Management Corp. Class B	30,590	410
*	BioCryst Pharmaceuticals Inc.	142,801	409
*	GenMark Diagnostics Inc.	66,561	403
*	Rigel Pharmaceuticals Inc.	214,440	401
*	Avrobio Inc.	28,330	400
*	Adverum Biotechnologies Inc.	72,917	397
*,^	Akcea Therapeutics Inc.	25,631	394
*	SI-BONE Inc.	22,310	394
*,^	Dynavax Technologies Corp. Class A	109,131	390
*	ChemoCentryx Inc.	56,881	386
*	BioSpecifics Technologies Corp.	7,161	383
*	Kodiak Sciences Inc.	25,488	367
*	Axonics Modulation Technologies Inc.	13,196	355
*	Arcus Biosciences Inc.	39,003	355
*,^	Evolus Inc.	22,721	355
*	Turning Point Therapeutics Inc.	9,424	354
*	Eiger BioPharmaceuticals Inc.	34,563	354
*	SIGA Technologies Inc.	68,843	352
*	Dermira Inc.	54,862	351
*	Avid Bioservices Inc.	65,609	348
*	PDL BioPharma Inc.	159,045	344
*,^	MediciNova Inc.	42,638	339
*	Xeris Pharmaceuticals Inc.	33,587	330
	Invacare Corp.	43,119	323
*	Agenus Inc.	125,251	323
*	Sientra Inc.	49,732	322
*	Accuray Inc.	113,995	316
*	Minerva Neurosciences Inc.	40,597	315
*	Pfenex Inc.	36,618	309
*	Magenta Therapeutics Inc.	30,037	308
*,^	Geron Corp.	231,255	308
*	Protagonist Therapeutics Inc.	25,294	304
*,^	Rubius Therapeutics Inc.	38,621	303
*	Kindred Biosciences Inc.	44,140	302
*	ViewRay Inc.	104,114	302
*,^	Eidos Therapeutics Inc.	8,209	295
*,^	MannKind Corp.	232,977	291
*	ADMA Biologics Inc.	65,391	291
*,^	Amyris Inc.	61,120	291
*	Shockwave Medical Inc.	9,660	289
*,^	Zynex Inc.	30,216	287
*	Assembly Biosciences Inc.	29,203	287
*,^	Provention Bio Inc.	41,501	283
*	BioLife Solutions Inc.	16,864	280

*	Aeglea BioTherapeutics Inc.	36,352	280
*	XBiotech Inc.	26,349	276
*	Alphatec Holdings Inc.	53,884	271
*	Mallinckrodt plc	110,397	266
*	Inovio Pharmaceuticals Inc.	129,455	265
*	Apyx Medical Corp.	38,544	261
*,^	Clovis Oncology Inc.	66,283	261
*	TransMedics Group Inc.	10,759	256
*	Seres Therapeutics Inc.	63,665	255
*,^	Sorrento Therapeutics Inc.	116,393	249
*	Replimune Group Inc.	17,809	248
*,^	Gritstone Oncology Inc.	28,580	247
*,^	Senseonics Holdings Inc.	245,780	243
*,^	Palatin Technologies Inc.	263,109	239
*	La Jolla Pharmaceutical Co.	26,673	235
*	Ardelyx Inc.	49,916	235
*	Calithera Biosciences Inc.	74,738	231
*	Crinetics Pharmaceuticals Inc.	15,325	231
*	Joint Corp.	12,036	224
*	Syndax Pharmaceuticals Inc.	29,665	222
*	Athersys Inc.	166,066	221
*,^	AcelRx Pharmaceuticals Inc.	100,131	220
*	RTI Surgical Holdings Inc.	76,763	219
*	Recro Pharma Inc.	19,518	216
*	Solid Biosciences Inc.	20,868	216
*	SeaSpine Holdings Corp.	17,478	213
*	Dyadic International Inc.	34,596	212
*	Vapotherm Inc.	22,386	212
*	Scholar Rock Holding Corp.	23,395	209
*	Chiasma Inc.	41,631	206
*	Pulse Biosciences Inc.	13,315	206
*	NextCure Inc.	6,581	203
*	Verrica Pharmaceuticals Inc.	13,707	202
*	Enzo Biochem Inc.	56,162	202
*	Forty Seven Inc.	31,033	199
*	Harpoon Therapeutics Inc.	14,473	198
*,^	Marker Therapeutics Inc.	38,627	197
*,^	BioSig Technologies Inc.	23,843	197
*	Cue Biopharma Inc.	23,313	197
*,^	AVEO Pharmaceuticals Inc.	231,856	196
*	Spero Therapeutics Inc.	18,317	194
*	Harrow Health Inc.	34,054	191
*,^	Ocular Therapeutix Inc.	62,847	191
*,^	Galectin Therapeutics Inc.	51,315	188
*,^	Novavax Inc.	37,339	187
*	Personalis Inc.	12,749	187
*	GlycoMimetics Inc.	43,246	186
*,^	Catasys Inc.	11,577	182
*	Stoke Therapeutics Inc.	8,479	182
*	Akero Therapeutics Inc.	7,937	181
*,^	Surgery Partners Inc.	24,411	180
*,^	Zynerba Pharmaceuticals Inc.	23,726	179
*	Atreca Inc.	14,615	179
*,^	XOMA Corp.	9,161	179
*	Sesen Bio Inc.	151,549	177
*	Acorda Therapeutics Inc.	61,195	176
*	Avedro Inc.	7,691	175

*	Rockwell Medical Inc.	62,224	172
*	TCR2 Therapeutics Inc.	11,425	172
*	Misonix Inc.	8,477	170
*	KalVista Pharmaceuticals Inc.	14,652	170
*	Five Prime Therapeutics Inc.	43,499	169
*	CytoSorbents Corp.	33,400	168
*,^	Optinose Inc.	23,893	167
*,^	resTORbio Inc.	18,702	165
*	X4 Pharmaceuticals Inc.	13,003	165
*	iRadimed Corp.	7,848	165
*,^	CorMedix Inc.	25,705	164
*,^	Lexicon Pharmaceuticals Inc.	54,388	164
*	Concert Pharmaceuticals Inc.	27,718	163
*,^	Anavex Life Sciences Corp.	51,514	163
*	Karuna Therapeutics Inc.	9,931	162
*	MEI Pharma Inc.	95,949	161
*	Lineage Cell Therapeutics Inc.	162,844	160
*	CASI Pharmaceuticals Inc.	47,384	158
*,^	UNITY Biotechnology Inc.	25,909	158
*	Conformis Inc.	84,889	158
*	Kiniksa Pharmaceuticals Ltd. Class A	18,544	158
*,^	Paratek Pharmaceuticals Inc.	35,594	154
*	Aldeyra Therapeutics Inc.	28,973	153
*	Celcuity Inc.	8,854	150
*	InfuSystem Holdings Inc.	28,406	150
*	Mustang Bio Inc.	45,266	148
*	Adamas Pharmaceuticals Inc.	28,838	148
*	Chimerix Inc.	58,216	137
*	FONAR Corp.	6,520	135
*,^	Cortexyme Inc.	5,357	134
*	Synthorx Inc.	8,205	134
*	Capital Senior Living Corp.	30,266	133
*	Prevail Therapeutics Inc.	10,575	130
*	EyePoint Pharmaceuticals Inc.	69,888	127
*	Exicure Inc.	48,494	123
*	Constellation Pharmaceuticals Inc.	18,949	122
*	Endologix Inc.	30,745	122
*	Harvard Bioscience Inc.	38,763	119
*	Neuronetics Inc.	14,267	119
*,^	Evelo Biosciences Inc.	19,293	118
*	Agile Therapeutics Inc.	98,720	117
*	Castle Biosciences Inc.	6,450	117
*	Trevena Inc.	118,210	114
*	Molecular Templates Inc.	17,314	114
*,^	Kaleido Biosciences Inc.	15,049	113
*,^	LogicBio Therapeutics Inc.	10,447	113
*	Cumberland Pharmaceuticals Inc.	19,021	113
*,^	Verastem Inc.	92,316	112
*	Eloxx Pharmaceuticals Inc.	24,672	112
*	Eton Pharmaceuticals Inc.	17,311	109
*,^	Marinus Pharmaceuticals Inc.	70,667	109
*	American Renal Associates Holdings Inc.	17,057	108
*	Chembio Diagnostics Inc.	17,597	108
*	Assertio Therapeutics Inc.	81,064	104
*	Kala Pharmaceuticals Inc.	27,064	103
*	Catabasis Pharmaceuticals Inc.	18,921	102
*	Selecta Biosciences Inc.	58,357	102

*,^	Novan Inc.	38,991	101
*	Otonomy Inc.	41,566	99
*,^	T2 Biosystems Inc.	39,297	98
*	Oncocyte Corp.	46,583	98
*	Sutro Biopharma Inc.	10,716	97
*	Applied Genetic Technologies Corp.	23,007	96
*	Matinas BioPharma Holdings Inc.	147,324	93
*	Orgenesis Inc.	21,184	92
*,^	Soliton Inc.	8,518	91
*	Abeona Therapeutics Inc.	40,153	91
*	Savara Inc.	33,526	89
*	Precision BioSciences Inc.	10,318	87
*,^	Curis Inc.	37,775	85
*	Fulgent Genetics Inc.	8,139	85
*,^	Bioxcel Therapeutics Inc.	11,927	84
*	Pro-Dex Inc.	5,486	84
*	Checkpoint Therapeutics Inc.	32,676	81
*	Menlo Therapeutics Inc.	17,712	79
*	Electromed Inc.	11,845	78
*	Genesis Healthcare Inc.	69,665	77
*	Catalyst Biosciences Inc.	15,278	75
	Merrimack Pharmaceuticals Inc.	16,693	75
*	BrainStorm Cell Therapeutics Inc.	18,530	72
*	Infinity Pharmaceuticals Inc.	69,800	72
*,^	Idera Pharmaceuticals Inc.	24,800	72
*	Mersana Therapeutics Inc.	44,676	71
*	PhaseBio Pharmaceuticals Inc.	16,833	70
*	Jounce Therapeutics Inc.	21,042	70
*	Millendo Therapeutics Inc.	9,449	67
*	Sensus Healthcare Inc.	11,106	67
*	Anixa Biosciences Inc.	16,448	66
*	Alimera Sciences Inc.	114,589	65
*	Sunesis Pharmaceuticals Inc.	87,715	63
*	Apollo Endosurgery Inc.	18,818	63
*	Neos Therapeutics Inc.	42,186	62
*	Corvus Pharmaceuticals Inc.	20,608	62
*	Strata Skin Sciences Inc.	29,110	62
*	Calyxt Inc.	10,962	62
*	Aduro Biotech Inc.	57,135	61
*	Opiant Pharmaceuticals Inc.	3,871	60
*,^	Teligent Inc.	63,171	60
*,^	Ampio Pharmaceuticals Inc.	119,353	60
*	Ovid therapeutics Inc.	18,446	60
*	CTI BioPharma Corp.	70,123	58
*	Cerecor Inc.	17,042	56
*	NewLink Genetics Corp.	35,215	56
*,^	Tyme Technologies Inc.	46,994	56
*,^	ElectroCore Inc.	25,302	55
*	Alpine Immune Sciences Inc.	13,861	54
*	Aravive Inc.	7,187	54
*,^	Bellicum Pharmaceuticals Inc.	49,920	52
*	Celsion Corp.	33,970	52
*,^	Enochian Biosciences Inc.	9,282	51
*	Cocrystal Pharma Inc.	25,000	51
*	Fortress Biotech Inc.	35,728	50
*	Aclaris Therapeutics Inc.	46,289	50
*	Champions Oncology Inc.	8,643	49

*	Spring Bank Pharmaceuticals Inc.	13,831	48
*,^	Cohbar Inc.	37,148	48
*	Aquestive Therapeutics Inc.	15,170	48
*	PLx Pharma Inc.	9,435	48
*	IVERIC bio Inc.	42,540	48
*,^	Second Sight Medical Products Inc.	57,748	48
*	Quorum Health Corp.	39,069	47
*	Synlogic Inc.	20,244	46
*	Allena Pharmaceuticals Inc.	11,736	46
*	Liquidia Technologies Inc.	12,974	46
*	SpringWorks Therapeutics Inc.	2,061	45
*	MRI Interventions Inc.	8,708	44
	Psychemedics Corp.	4,821	44
*	Morphic Holding Inc.	2,263	41
*	scPharmaceuticals Inc.	6,800	40
*,^	Melinta Therapeutics Inc.	10,551	40
*	Helius Medical Technologies Inc. Class A	24,335	40
*	Neon Therapeutics Inc.	23,316	40
*,^	Heat Biologics Inc.	81,967	40
*,^	PolarityTE Inc.	12,318	40
*	VIVUS Inc.	10,306	40
*	Proteostasis Therapeutics Inc.	46,442	39
*	Genocea Biosciences Inc.	13,041	38
*,^	NantKwest Inc.	30,899	38
*,^	Organovo Holdings Inc.	143,484	37
*	Kezar Life Sciences Inc.	10,856	36
*	SCYNEXIS Inc.	32,979	35
*	Unum Therapeutics Inc.	22,412	32
*	Cidara Therapeutics Inc.	15,960	32
*	Aptinyx Inc.	9,067	32
*,^	Adamis Pharmaceuticals Corp.	42,857	30
*	Zafgen Inc.	39,903	30
*	Xtant Medical Holdings Inc.	10,314	29
*	Acer Therapeutics Inc.	8,874	28
*	Restoration Robotics Inc.	43,485	28
*	ContraFect Corp.	76,434	27
*	Arbutus Biopharma Corp.	17,691	27
*	Zosano Pharma Corp.	16,791	26
*	AgeX Therapeutics Inc.	12,811	25
*	NGM Biopharmaceuticals Inc.	1,785	25
*	Aerpio Pharmaceuticals Inc.	36,309	25
*	Sophiris Bio Inc.	41,006	24
*	Moleculin Biotech Inc.	21,052	23
*	Celldex Therapeutics Inc.	10,913	23
*	Actinium Pharmaceuticals Inc.	97,444	22
*	Mirum Pharmaceuticals Inc.	2,213	22
*	Miragen Therapeutics Inc.	29,825	22
*,^	Leap Therapeutics Inc.	18,179	21
*	Vermillion Inc.	38,754	21
*	Evoke Pharma Inc.	23,836	21
*	HTG Molecular Diagnostics Inc.	30,070	20
*	Equillium Inc.	5,211	20
*,^	Ekso Bionics Holdings Inc.	34,612	18
*	Tetraphase Pharmaceuticals Inc.	3,217	17
*	Aptevo Therapeutics Inc.	28,766	17
*	Hookipa Pharma Inc.	2,231	17
*	Exagen Inc.	1,026	16

	Digirad Corp.	3,408	16
*	Satsuma Pharmaceuticals Inc.	1,035	16
*	Tocagen Inc.	23,322	15
*	Biolase Inc.	16,233	15
*	Surface Oncology Inc.	10,827	15
*	IRIDEX Corp.	7,602	14
*	KemPharm Inc.	20,690	14
*	NantHealth Inc.	18,798	14
*	AzurRx BioPharma Inc.	21,962	13
*	IGM Biosciences Inc.	738	13
*	OncoSec Medical Inc.	6,480	13
*,^	AAC Holdings Inc.	17,817	12
*	Conatus Pharmaceuticals Inc.	33,608	11
*,^	iBio Inc.	18,910	10
*	Five Star Senior Living Inc.	21,610	10
*	Ideaya Biosciences Inc.	1,053	9
*	Bellerophon Therapeutics Inc.	18,401	9
*	Onconova Therapeutics Inc.	10,271	9
*	Axcella Health Inc.	1,484	8
*	Avenue Therapeutics Inc.	1,400	8
*	Tracon Pharmaceuticals Inc.	18,067	8
*	Oncternal Therapeutics Inc.	1,514	8
*	Myomo Inc.	12,064	7
*	Standard Diversified Inc.	631	7
*	IsoRay Inc.	21,784	7
*,^,§ Nobilis Health Corp.		50,453	6
*	Navidea Biopharmaceuticals Inc.	8,420	6
*	Caladrius Biosciences Inc.	2,220	6
*	NanoViricides Inc.	2,490	5
*	Brickell Biotech Inc.	1,148	5
*	Biomerica Inc.	1,300	4
*	Akers Biosciences Inc.	8,776	4
*	PDS Biotechnology Corp.	1,048	4
*	aTyr Pharma Inc.	983	3
*	RA Medical Systems Inc.	2,302	3
*	PAVmed Inc.	3,290	3
*	Evofem Biosciences Inc.	600	3
*	Gemphire Therapeutics Inc.	7,510	3
§	Synergy Pharmaceuticals Inc.	412,534	3
*	Aridis Pharmaceuticals Inc.	365	2
*	Soleno Therapeutics Inc.	1,500	2
*	Obalon Therapeutics Inc.	910	2
*	SELLAS Life Sciences Group Inc.	13,112	2
*	Novus Therapeutics Inc.	1,344	1
*,^	Outlook Therapeutics Inc.	162	—
*	Genprex Inc.	247	—
*,^	Viveve Medical Inc.	1	—
			4,769,057
Industrials (13.4%)
	Boeing Co.	703,217	267,553
	Accenture plc Class A	837,047	161,006
	Honeywell International Inc.	946,202	160,097
	United Technologies Corp.	1,135,237	154,983
*	PayPal Holdings Inc.	1,470,815	152,362
	Union Pacific Corp.	926,095	150,009
	3M Co.	756,344	124,343
	Lockheed Martin Corp.	314,972	122,858

Danaher Corp.	849,259	122,658
United Parcel Service Inc. Class B	917,623	109,950
Fidelity National Information Services Inc.	806,893	107,123
General Electric Co.	11,485,826	102,683
Caterpillar Inc.	739,727	93,435
Automatic Data Processing Inc.	541,992	87,488
* Fiserv Inc.	760,101	78,739
Northrop Grumman Corp.	200,310	75,074
Raytheon Co.	366,309	71,866
Deere & Co.	416,975	70,335
CSX Corp.	997,517	69,098
Waste Management Inc.	557,756	64,142
Norfolk Southern Corp.	346,151	62,190
Sherwin-Williams Co.	109,167	60,028
Illinois Tool Works Inc.	383,288	59,981
Global Payments Inc.	375,544	59,712
General Dynamics Corp.	323,050	59,031
Emerson Electric Co.	809,005	54,090
Roper Technologies Inc.	136,585	48,706
Eaton Corp. plc	552,355	45,928
Johnson Controls International plc	1,044,060	45,824
FedEx Corp.	309,252	45,018
TE Connectivity Ltd.	441,225	41,113
Ingersoll-Rand plc	316,767	39,029
Amphenol Corp. Class A	391,229	37,754
Paychex Inc.	424,158	35,108
TransDigm Group Inc.	66,490	34,619
Cummins Inc.	206,893	33,655
Willis Towers Watson plc	169,784	32,763
* FleetCor Technologies Inc.	114,031	32,702
Verisk Analytics Inc. Class A	203,812	32,231
Waste Connections Inc.	346,977	31,922
PACCAR Inc.	455,271	31,874
Ball Corp.	437,192	31,832
Agilent Technologies Inc.	408,590	31,310
Cintas Corp.	114,875	30,798
Parker-Hannifin Corp.	169,306	30,578
Stanley Black & Decker Inc.	199,861	28,862
* CoStar Group Inc.	47,992	28,469
* Square Inc.	451,815	27,990
AMETEK Inc.	299,200	27,473
Vulcan Materials Co.	174,107	26,332
Fortive Corp.	375,401	25,738
Rockwell Automation Inc.	153,992	25,378
Fastenal Co.	754,748	24,658
* Keysight Technologies Inc.	246,542	23,976
Republic Services Inc. Class A	274,166	23,729
* Mettler-Toledo International Inc.	32,411	22,830
Martin Marietta Materials Inc.	81,865	22,439
TransUnion	247,530	20,077
Dover Corp.	190,839	19,000
Xylem Inc.	236,245	18,810
Broadridge Financial Solutions Inc.	150,774	18,761
* Waters Corp.	83,648	18,673
WW Grainger Inc.	61,088	18,152
Kansas City Southern	132,042	17,563
Wabtec Corp.	238,974	17,173

Expeditors International of Washington Inc.	224,743	16,696
Jacobs Engineering Group Inc.	178,952	16,374
IDEX Corp.	99,489	16,304
Old Dominion Freight Line Inc.	94,873	16,126
Masco Corp.	380,190	15,846
* Teledyne Technologies Inc.	47,885	15,419
CH Robinson Worldwide Inc.	178,160	15,104
Textron Inc.	303,822	14,875
Jack Henry & Associates Inc.	101,283	14,784
* Zebra Technologies Corp.	71,448	14,745
HEICO Corp. Class A	139,241	13,550
Arconic Inc.	518,746	13,487
Packaging Corp. of America	124,425	13,202
Booz Allen Hamilton Holding Corp. Class A	184,238	13,085
* Trimble Inc.	332,368	12,899
Allegion plc	122,792	12,727
* United Rentals Inc.	101,455	12,645
JB Hunt Transport Services Inc.	112,515	12,450
PerkinElmer Inc.	145,646	12,405
Westrock Co.	338,071	12,323
Lennox International Inc.	48,647	11,820
* Crown Holdings Inc.	178,016	11,760
* WEX Inc.	57,254	11,569
Snap-on Inc.	72,716	11,383
Spirit AeroSystems Holdings Inc. Class A	136,199	11,201
* Fair Isaac Corp.	36,237	10,999
Huntington Ingalls Industries Inc.	51,817	10,974
Carlisle Cos. Inc.	75,178	10,941
* Sensata Technologies Holding plc	213,140	10,670
Cognex Corp.	213,074	10,468
Toro Co.	139,800	10,247
Nordson Corp.	68,465	10,014
Graco Inc.	217,376	10,008
* Euronet Worldwide Inc.	68,311	9,994
AptarGroup Inc.	83,617	9,904
Hubbell Inc. Class B	71,702	9,422
FLIR Systems Inc.	178,407	9,382
Universal Display Corp.	55,712	9,354
Hexcel Corp.	111,901	9,190
Owens Corning	142,040	8,977
* HD Supply Holdings Inc.	223,253	8,746
Donaldson Co. Inc.	167,520	8,724
Genpact Ltd.	224,999	8,719
AO Smith Corp.	181,581	8,663
* XPO Logistics Inc.	120,852	8,649
Sealed Air Corp.	204,990	8,509
Pentair plc	222,824	8,423
Woodward Inc.	77,345	8,340
* Genesee & Wyoming Inc. Class A	74,417	8,224
Robert Half International Inc.	147,600	8,215
* Arrow Electronics Inc.	109,940	8,199
Flowserve Corp.	171,458	8,009
* AECOM	207,687	7,801
Sonoco Products Co.	130,480	7,595
Xerox Holdings Corp.	247,370	7,399
MDU Resources Group Inc.	259,647	7,319
Watsco Inc.	42,856	7,250

Curtiss-Wright Corp.	56,010	7,246
Allison Transmission Holdings Inc.	151,800	7,142
BWX Technologies Inc.	124,612	7,129
Quanta Services Inc.	187,403	7,084
Acuity Brands Inc.	52,413	7,065
ITT Inc.	115,276	7,054
Lincoln Electric Holdings Inc.	81,272	7,051
* Trex Co. Inc.	76,958	6,998
Alliance Data Systems Corp.	54,424	6,973
National Instruments Corp.	164,363	6,902
Oshkosh Corp.	90,939	6,893
* Berry Global Group Inc.	172,020	6,755
ManpowerGroup Inc.	78,029	6,573
MAXIMUS Inc.	83,622	6,461
Jabil Inc.	179,851	6,433
* Generac Holdings Inc.	81,628	6,395
EMCOR Group Inc.	72,811	6,271
Tetra Tech Inc.	71,753	6,225
Armstrong World Industries Inc.	63,801	6,170
* Kirby Corp.	74,945	6,158
* Stericycle Inc.	120,500	6,137
* IPG Photonics Corp.	45,194	6,128
AGCO Corp.	80,822	6,118
Avnet Inc.	137,080	6,098
Landstar System Inc.	52,751	5,939
Air Lease Corp. Class A	139,668	5,841
Graphic Packaging Holding Co.	391,786	5,779
Knight-Swift Transportation Holdings Inc.	157,688	5,724
* Mercury Systems Inc.	69,429	5,636
Littelfuse Inc.	31,038	5,503
Crane Co.	67,319	5,428
Brink's Co.	65,200	5,408
* FTI Consulting Inc.	50,299	5,331
* RBC Bearings Inc.	31,500	5,226
* MasTec Inc.	80,458	5,224
* Clean Harbors Inc.	66,551	5,138
Insperity Inc.	51,168	5,046
Eagle Materials Inc.	55,641	5,008
MSA Safety Inc.	45,859	5,004
* Gardner Denver Holdings Inc.	175,375	4,961
* CoreLogic Inc.	105,901	4,900
* Coherent Inc.	31,402	4,827
Exponent Inc.	68,010	4,754
* Aerojet Rocketdyne Holdings Inc.	94,101	4,753
KBR Inc.	187,133	4,592
nVent Electric plc	201,028	4,431
* TopBuild Corp.	45,816	4,418
* Axon Enterprise Inc.	77,732	4,414
MSC Industrial Direct Co. Inc. Class A	59,114	4,288
* ASGN Inc.	66,558	4,184
* Paylocity Holding Corp.	41,783	4,077
* SiteOne Landscape Supply Inc.	54,693	4,048
Regal Beloit Corp.	55,567	4,048
* II-VI Inc.	113,891	4,010
Louisiana-Pacific Corp.	162,802	4,002
UniFirst Corp.	20,319	3,965
Timken Co.	90,355	3,931

John Bean Technologies Corp.	39,430	3,921
Macquarie Infrastructure Corp.	95,952	3,787
Valmont Industries Inc.	27,101	3,752
* Cimpress NV	28,029	3,695
* TriNet Group Inc.	59,225	3,683
Simpson Manufacturing Co. Inc.	52,938	3,672
Ryder System Inc.	70,762	3,663
GATX Corp.	47,175	3,657
EnerSys	55,113	3,634
* Itron Inc.	48,892	3,616
* Novanta Inc.	44,053	3,600
* AMN Healthcare Services Inc.	61,786	3,556
Albany International Corp. Class A	39,432	3,555
* Rexnord Corp.	131,027	3,544
Fluor Corp.	184,338	3,526
Moog Inc. Class A	43,047	3,492
* Proto Labs Inc.	33,698	3,441
* Colfax Corp.	118,389	3,440
Watts Water Technologies Inc. Class A	36,553	3,426
* Rogers Corp.	24,688	3,375
* Allegheny Technologies Inc.	166,122	3,364
World Fuel Services Corp.	83,326	3,328
Kennametal Inc.	108,212	3,326
Barnes Group Inc.	64,322	3,315
Brady Corp. Class A	62,472	3,314
* Summit Materials Inc. Class A	146,692	3,257
* Integer Holdings Corp.	42,500	3,211
ABM Industries Inc.	87,704	3,185
* Saia Inc.	33,973	3,183
Belden Inc.	59,022	3,148
Universal Forest Products Inc.	78,420	3,127
* Builders FirstSource Inc.	150,979	3,106
Silgan Holdings Inc.	102,883	3,090
* Beacon Roofing Supply Inc.	90,957	3,050
Vishay Intertechnology Inc.	175,778	2,976
* Advanced Disposal Services Inc.	90,999	2,964
Otter Tail Corp.	54,902	2,951
Applied Industrial Technologies Inc.	50,918	2,892
* ExlService Holdings Inc.	42,915	2,874
Korn Ferry	72,861	2,815
Deluxe Corp.	56,524	2,779
Cubic Corp.	39,382	2,774
* WESCO International Inc.	56,958	2,721
* Sanmina Corp.	84,524	2,714
Covanta Holding Corp.	156,350	2,703
Trinity Industries Inc.	136,525	2,687
ESCO Technologies Inc.	32,825	2,612
Federal Signal Corp.	79,646	2,608
* Anixter International Inc.	37,626	2,601
ManTech International Corp. Class A	36,256	2,589
* Ambarella Inc.	41,177	2,587
* Fabrinet	48,601	2,542
Franklin Electric Co. Inc.	52,086	2,490
* Kratos Defense & Security Solutions Inc.	132,847	2,470
* Plexus Corp.	39,456	2,466
Forward Air Corp.	38,051	2,425
* Casella Waste Systems Inc. Class A	56,446	2,424

*	Knowles Corp.	117,547	2,391
	EVERTEC Inc.	75,920	2,370
	AAON Inc.	51,439	2,363
	Triton International Ltd.	69,409	2,349
*	Resideo Technologies Inc.	163,676	2,349
	Altra Industrial Motion Corp.	84,531	2,341
	Mueller Water Products Inc. Class A	208,174	2,340
*	SPX Corp.	57,427	2,298
*	BMC Stock Holdings Inc.	87,674	2,295
	HEICO Corp.	18,264	2,281
*	OSI Systems Inc.	22,422	2,277
	Kaman Corp.	38,062	2,263
	Terex Corp.	86,462	2,245
	McGrath RentCorp	32,167	2,239
	Tradeweb Markets Inc. Class A	60,430	2,235
*	SPX FLOW Inc.	55,631	2,195
	Mobile Mini Inc.	58,111	2,142
	Werner Enterprises Inc.	59,883	2,114
*,^	Verra Mobility Corp. Class A	147,105	2,111
	Owens-Illinois Inc.	204,907	2,104
	Matson Inc.	55,831	2,094
	Mueller Industries Inc.	72,528	2,080
	Badger Meter Inc.	38,131	2,048
	Comfort Systems USA Inc.	45,905	2,030
*	Dycom Industries Inc.	39,278	2,005
	ICF International Inc.	23,564	1,990
	Advanced Drainage Systems Inc.	61,525	1,985
*	Harsco Corp.	103,873	1,969
	Granite Construction Inc.	61,130	1,964
*	Gibraltar Industries Inc.	42,163	1,937
*	Hub Group Inc. Class A	41,481	1,929
*	TriMas Corp.	61,666	1,890
*	Huron Consulting Group Inc.	30,683	1,882
*	Masonite International Corp.	32,129	1,864
*	Navistar International Corp.	66,290	1,863
	EnPro Industries Inc.	27,133	1,863
*	Atkore International Group Inc.	60,480	1,836
	US Ecology Inc.	28,525	1,824
	Actuant Corp. Class A	82,689	1,814
*	Pluralsight Inc. Class A	106,610	1,791
	Rush Enterprises Inc. Class A	45,683	1,762
	AAR Corp.	42,753	1,762
	Alamo Group Inc.	14,629	1,722
*	JELD-WEN Holding Inc.	88,644	1,710
	Greif Inc. Class A	44,497	1,686
*	CBIZ Inc.	71,177	1,673
	Boise Cascade Co.	51,154	1,667
	Schneider National Inc. Class B	75,297	1,635
*	Installed Building Products Inc.	28,290	1,622
*	Sykes Enterprises Inc.	52,905	1,621
	Aircastle Ltd.	71,482	1,603
	Tennant Co.	22,477	1,589
	Raven Industries Inc.	47,106	1,576
	Helios Technologies Inc.	38,523	1,563
*	Milacron Holdings Corp.	92,690	1,545
*	AeroVironment Inc.	28,786	1,542
	Methode Electronics Inc.	45,795	1,541

* Air Transport Services Group Inc.	73,095	1,536
* TTM Technologies Inc.	123,685	1,508
Benchmark Electronics Inc.	51,732	1,503
* GMS Inc.	52,064	1,495
AZZ Inc.	34,173	1,489
* Inovalon Holdings Inc. Class A	90,245	1,479
* Cardtronics plc Class A	48,332	1,462
Encore Wire Corp.	25,617	1,442
* Conduent Inc.	222,739	1,385
Triumph Group Inc.	60,474	1,384
MTS Systems Corp.	24,754	1,368
Navigant Consulting Inc.	48,673	1,360
Heartland Express Inc.	63,154	1,358
Greenbrier Cos. Inc.	43,364	1,306
* Livent Corp.	194,759	1,303
Lindsay Corp.	13,937	1,294
CTS Corp.	39,905	1,291
* MACOM Technology Solutions Holdings Inc.	60,035	1,290
Apogee Enterprises Inc.	32,858	1,281
* Evo Payments Inc. Class A	45,529	1,280
* Continental Building Products Inc.	46,513	1,269
Douglas Dynamics Inc.	28,239	1,259
Kadant Inc.	14,146	1,242
* Patrick Industries Inc.	28,955	1,242
Standex International Corp.	16,737	1,221
Mesa Laboratories Inc.	5,134	1,221
KEMET Corp.	66,919	1,217
* PGT Innovations Inc.	70,338	1,215
H&E Equipment Services Inc.	40,716	1,175
* US Concrete Inc.	21,159	1,170
* SEACOR Holdings Inc.	24,815	1,168
Primoris Services Corp.	59,103	1,159
* FARO Technologies Inc.	23,900	1,156
Kforce Inc.	30,019	1,136
Griffon Corp.	53,215	1,116
* TrueBlue Inc.	52,261	1,103
Columbus McKinnon Corp.	29,537	1,076
* Thermon Group Holdings Inc.	46,132	1,060
AVX Corp.	67,241	1,022
Marten Transport Ltd.	49,145	1,021
GrafTech International Ltd.	79,643	1,019
Wabash National Corp.	69,606	1,010
Kelly Services Inc. Class A	40,863	990
ArcBest Corp.	31,912	972
* CIRCOR International Inc.	25,847	971
Astec Industries Inc.	31,071	966
* Astronics Corp.	32,433	953
Cass Information Systems Inc.	17,637	952
National Research Corp.	16,470	951
^ ADT Inc.	150,039	941
* Repay Holdings Corp.	67,276	897
* Wesco Aircraft Holdings Inc.	80,328	884
* NV5 Global Inc.	12,823	875
* Aegion Corp. Class A	40,711	870
Gorman-Rupp Co.	24,883	866
TTEC Holdings Inc.	17,979	861
* Cardlytics Inc.	25,588	858

*	Atlas Air Worldwide Holdings Inc.	33,901	855
*	Parsons Corp.	25,459	840
	Quanex Building Products Corp.	46,292	837
	DMC Global Inc.	18,948	833
	Barrett Business Services Inc.	9,231	820
*	Everi Holdings Inc.	94,145	796
*,^	CryoPort Inc.	48,010	785
	Argan Inc.	19,929	783
*	Echo Global Logistics Inc.	34,242	776
*	Great Lakes Dredge & Dock Corp.	74,054	774
*	Vicor Corp.	25,375	749
*	Tutor Perini Corp.	52,022	745
*	Veeco Instruments Inc.	62,184	726
*	Evolent Health Inc. Class A	98,523	708
	Myers Industries Inc.	39,601	699
*	DXP Enterprises Inc.	20,073	697
	Ennis Inc.	34,333	694
*	Team Inc.	38,281	691
	Resources Connection Inc.	40,101	681
*	International Seaways Inc.	34,906	672
	Hyster-Yale Materials Handling Inc.	11,973	655
*	Ducommun Inc.	15,093	640
	Heidrick & Struggles International Inc.	23,264	635
	Omega Flex Inc.	6,150	629
^	Maxar Technologies Inc.	82,154	624
*	MYR Group Inc.	19,886	622
*	Gates Industrial Corp. plc	61,412	618
*	Heritage-Crystal Clean Inc.	22,445	595
	Spartan Motors Inc.	43,024	590
*	Manitowoc Co. Inc.	46,888	586
	B. Riley Financial Inc.	23,737	561
*	Energy Recovery Inc.	58,834	545
*	Cornerstone Building Brands Inc.	86,982	526
*	Donnelley Financial Solutions Inc.	41,992	517
*	Lydall Inc.	20,433	509
	Miller Industries Inc.	14,717	490
	Insteel Industries Inc.	23,704	487
*,^	GreenSky Inc. Class A	70,723	484
*	Cross Country Healthcare Inc.	46,809	482
*	Franklin Covey Co.	13,574	475
*	Kimball Electronics Inc.	32,232	468
*	Willdan Group Inc.	13,172	462
*	Vishay Precision Group Inc.	13,917	456
	Park Aerospace Corp.	25,791	453
	Powell Industries Inc.	11,461	449
	NVE Corp.	6,716	446
*	CAI International Inc.	20,333	443
	Crawford & Co. Class B	42,832	432
*	Sterling Construction Co. Inc.	32,777	431
	Quad/Graphics Inc.	40,391	425
	VSE Corp.	12,337	421
	CRA International Inc.	9,600	403
*	Landec Corp.	36,782	400
*	Foundation Building Materials Inc.	25,398	393
*	Northwest Pipe Co.	13,840	390
*	Blue Bird Corp.	20,283	386
	Allied Motion Technologies Inc.	10,888	384

*	Mistras Group Inc.	22,934	376
	NN Inc.	52,200	372
*	Construction Partners Inc. Class A	23,515	366
*	Target Hospitality Corp.	51,466	351
	NACCO Industries Inc. Class A	5,414	346
	REV Group Inc.	29,469	337
	Advanced Emissions Solutions Inc.	22,693	337
*,^	BlueLinx Holdings Inc.	10,357	335
	Daktronics Inc.	45,183	334
*	Napco Security Technologies Inc.	12,814	327
	Park-Ohio Holdings Corp.	10,693	319
	Briggs & Stratton Corp.	52,278	317
	RR Donnelley & Sons Co.	82,974	313
*,^	Paysign Inc.	30,637	309
*	UFP Technologies Inc.	7,991	308
*	CECO Environmental Corp.	43,080	301
*	Iteris Inc.	49,895	287
*	Willis Lease Finance Corp.	5,130	284
*	Eagle Bulk Shipping Inc.	64,892	284
	Universal Logistics Holdings Inc.	11,966	279
*	Era Group Inc.	26,281	278
	Graham Corp.	13,821	275
*	Covenant Transportation Group Inc. Class A	15,743	259
*	InnerWorkings Inc.	57,943	257
*	IES Holdings Inc.	12,444	256
*,^	Workhorse Group Inc.	72,174	253
	BG Staffing Inc.	13,089	250
	Hurco Cos. Inc.	7,684	247
*	GP Strategies Corp.	18,445	237
*	Commercial Vehicle Group Inc.	32,782	236
*	LB Foster Co. Class A	10,821	235
*	Lawson Products Inc.	5,840	226
*	Radiant Logistics Inc.	42,943	222
*	ShotSpotter Inc.	9,637	222
	United States Lime & Minerals Inc.	2,772	212
*	DHI Group Inc.	52,458	202
*	OptimizeRx Corp.	13,645	198
*	Transcat Inc.	7,708	197
*	IntriCon Corp.	10,120	197
*	PAM Transportation Services Inc.	3,307	195
*	Universal Technical Institute Inc.	35,652	194
	Bel Fuse Inc. Class B	12,784	192
	LSI Industries Inc.	35,837	187
*	Babcock & Wilcox Enterprises Inc.	37,535	180
*	Aspen Aerogels Inc.	29,879	177
*	Luna Innovations Inc.	30,072	174
*	Overseas Shipholding Group Inc. Class A	98,988	173
*	Orion Group Holdings Inc.	37,214	167
^	EVI Industries Inc.	5,076	162
*,^	Forterra Inc.	22,035	159
*	Ultralife Corp.	18,241	158
*,^	Turtle Beach Corp.	13,457	157
*	CyberOptics Corp.	10,865	156
*	Gencor Industries Inc.	13,358	155
	Global Water Resources Inc.	13,084	155
*	Twin Disc Inc.	14,489	153
*,^	Aqua Metals Inc.	89,750	153

*	Ranpak Holdings Corp.	24,487	148
	Eastern Co.	5,925	147
*	Acacia Research Corp.	53,671	144
*	Armstrong Flooring Inc.	21,631	138
*	NRC Group Holdings Corp.	11,094	138
*	PRGX Global Inc.	26,537	137
*	Intevac Inc.	25,788	135
*	Research Frontiers Inc.	41,968	134
*,^	Concrete Pumping Holdings Inc.	33,517	133
*	Information Services Group Inc.	52,556	131
*	YRC Worldwide Inc.	40,995	124
*	Innovative Solutions & Support Inc.	25,899	122
*	Daseke Inc.	48,612	122
*	Orion Energy Systems Inc.	42,265	120
*	US Xpress Enterprises Inc. Class A	24,081	116
*	Manitex International Inc.	17,289	115
*	Nesco Holdings Inc.	18,922	113
*	General Finance Corp.	12,254	108
*,^	ExOne Co.	11,835	105
*	Horizon Global Corp.	26,846	103
*	Arotech Corp.	34,490	101
*	Wrap Technologies Inc.	24,038	98
*,^	Energous Corp.	28,873	96
*	Houston Wire & Cable Co.	19,943	94
*	Frequency Electronics Inc.	7,573	92
	Richardson Electronics Ltd.	15,379	89
*	StarTek Inc.	13,737	89
*	FreightCar America Inc.	17,784	86
*	ServiceSource International Inc.	96,518	85
*	Asure Software Inc.	11,989	80
	RF Industries Ltd.	11,313	80
*	Sharps Compliance Corp.	18,541	77
*	Goldfield Corp.	35,662	77
*	Perceptron Inc.	15,787	76
*	IEC Electronics Corp.	10,877	75
*	CPI Aerostructures Inc.	8,892	73
*	Huttig Building Products Inc.	33,725	71
*,^	MicroVision Inc.	109,463	65
*	USA Truck Inc.	7,669	62
*	Ballantyne Strong Inc.	19,745	61
*	PFSweb Inc.	23,956	61
*	Air T Inc.	3,141	60
*	Patriot Transportation Holding Inc.	3,098	59
	AMCON Distributing Co.	746	58
	LSC Communications Inc.	41,783	58
*	Perma-Fix Environmental Services	12,584	57
*	ARC Document Solutions Inc.	41,831	57
*	Perma-Pipe International Holdings Inc.	5,795	56
*	Broadwind Energy Inc.	31,113	53
*	Steel Connect Inc.	28,541	49
	Hudson Global Inc.	3,985	49
*,^	Coda Octopus Group Inc.	5,441	45
*	Fuel Tech Inc.	44,766	45
*	Issuer Direct Corp.	4,075	42
*	Mayville Engineering Co. Inc.	2,983	39
*	CUI Global Inc.	46,040	39
*	Hill International Inc.	11,060	33

*,^	Capstone Turbine Corp.	63,915	33
*	Hudson Technologies Inc.	43,220	31
*	LightPath Technologies Inc. Class A	35,249	30
*	Charah Solutions Inc.	13,885	29
*	Nuvectra Corp.	19,706	27
*,^	Odyssey Marine Exploration Inc.	6,843	26
*	Tecogen Inc.	10,801	26
*	Limbach Holdings Inc.	3,987	20
	Bel Fuse Inc. Class A	1,376	19
*	ClearSign Combustion Corp.	15,390	18
*	Vertex Energy Inc.	15,510	18
*	AeroCentury Corp.	2,175	14
*	eMagin Corp.	33,365	13
*,^	Applied DNA Sciences Inc.	56,734	13
	Greif Inc. Class B	249	11
*	Air Industries Group	7,737	10
	Espey Manufacturing & Electronics Corp.	401	10
	Ecology and Environment Inc.	550	8
*	Wireless Telecom Group Inc.	5,529	8
*	Volt Information Sciences Inc.	1,894	6
*	Rubicon Technology Inc.	609	6
*,^	Digital Ally Inc.	3,600	5
*	Usio Inc.	2,200	4
	Chicago Rivet & Machine Co.	123	3
*	Sigma Labs Inc.	4,136	3
*	Taylor Devices Inc.	229	2
*	DLH Holdings Corp.	400	2
*	Sypris Solutions Inc.	1,594	2
*	Air T Inc. Warrants Exp. 06/07/2020	8,708	1
*	Bio-key International Inc.	300	—
			5,211,544
Oil & Gas (4.2%)
	Exxon Mobil Corp.	5,564,525	392,911
	Chevron Corp.	2,496,636	296,101
	ConocoPhillips	1,461,719	83,289
	Schlumberger Ltd.	1,822,558	62,277
	Phillips 66	590,176	60,434
	EOG Resources Inc.	765,934	56,848
	Marathon Petroleum Corp.	864,829	52,538
	Occidental Petroleum Corp.	1,175,862	52,291
	Kinder Morgan Inc.	2,529,879	52,141
	Valero Energy Corp.	544,396	46,404
	ONEOK Inc.	542,304	39,962
	Williams Cos. Inc.	1,592,470	38,315
	Pioneer Natural Resources Co.	219,940	27,662
	Hess Corp.	359,303	21,731
	Halliburton Co.	1,036,131	19,531
	Diamondback Energy Inc.	214,835	19,316
	Baker Hughes a GE Co. Class A	829,544	19,245
*	Cheniere Energy Inc.	304,485	19,201
	Concho Resources Inc.	264,049	17,929
	Noble Energy Inc.	629,273	14,134
	Marathon Oil Corp.	1,057,168	12,971
	Apache Corp.	494,026	12,647
	Targa Resources Corp.	309,078	12,416
	Devon Energy Corp.	505,171	12,154
	OGE Energy Corp.	263,174	11,943

	National Oilwell Varco Inc.	507,768	10,765
	HollyFrontier Corp.	194,819	10,450
	Cabot Oil & Gas Corp.	550,030	9,664
	Cimarex Energy Co.	133,711	6,410
	Parsley Energy Inc. Class A	352,032	5,914
*	WPX Energy Inc.	555,312	5,881
*	First Solar Inc.	96,457	5,596
	Helmerich & Payne Inc.	137,262	5,500
	Murphy Oil Corp.	202,949	4,487
	Equitrans Midstream Corp.	268,136	3,901
	PBF Energy Inc. Class A	136,234	3,704
	EQT Corp.	336,158	3,577
	Delek US Holdings Inc.	98,354	3,570
*	Transocean Ltd.	765,950	3,424
*	Continental Resources Inc.	99,226	3,055
*	Chart Industries Inc.	46,640	2,909
*	Enphase Energy Inc.	128,169	2,849
*	Apergy Corp.	103,346	2,796
	Core Laboratories NV	57,935	2,701
^	Antero Midstream Corp.	335,322	2,481
*	Dril-Quip Inc.	48,710	2,444
*,^	Chesapeake Energy Corp.	1,730,598	2,440
*	Matador Resources Co.	145,393	2,403
*	PDC Energy Inc.	82,883	2,300
	Patterson-UTI Energy Inc.	256,954	2,197
	Arcosa Inc.	63,639	2,177
	Archrock Inc.	196,670	1,961
*,^	Magnolia Oil & Gas Corp. Class A	165,570	1,838
*	Oceaneering International Inc.	132,342	1,793
*	Cactus Inc. Class A	61,123	1,769
	CVR Energy Inc.	40,037	1,763
	SemGroup Corp. Class A	106,031	1,733
*	NOW Inc.	145,007	1,663
*	SRC Energy Inc.	327,977	1,528
*	Helix Energy Solutions Group Inc.	182,331	1,470
*	Oasis Petroleum Inc.	423,015	1,464
	SM Energy Co.	150,478	1,458
*	Southwestern Energy Co.	710,337	1,371
*	Callon Petroleum Co.	304,936	1,323
*	MRC Global Inc.	107,938	1,309
*	CNX Resources Corp.	173,850	1,262
*,^	Valaris plc Class A	259,890	1,250
*	Par Pacific Holdings Inc.	53,024	1,212
	QEP Resources Inc.	316,864	1,172
*	Centennial Resource Development Inc. Class A	247,636	1,118
*,^	Tellurian Inc.	125,636	1,045
	Range Resources Corp.	271,603	1,038
*	Antero Resources Corp.	339,989	1,027
*	Carrizo Oil & Gas Inc.	115,890	995
*	ProPetro Holding Corp.	106,906	972
*	Whiting Petroleum Corp.	120,782	970
*	Oil States International Inc.	69,894	930
*,^	Plug Power Inc.	335,261	882
*	SunPower Corp. Class A	76,221	836
*	Newpark Resources Inc.	109,443	834
*	C&J Energy Services Inc.	77,489	831
	Nabors Industries Ltd.	433,860	811

	Berry Petroleum Corp.	81,281	761
*	Renewable Energy Group Inc.	48,677	730
*	TPI Composites Inc.	38,782	727
*	Denbury Resources Inc.	590,862	703
*	Northern Oil and Gas Inc.	358,454	703
*	Tidewater Inc.	45,881	693
*	Select Energy Services Inc. Class A	73,108	633
*,^	California Resources Corp.	59,299	605
	Liberty Oilfield Services Inc. Class A	54,196	587
*	Penn Virginia Corp.	19,258	560
*	REX American Resources Corp.	7,271	555
	Solaris Oilfield Infrastructure Inc. Class A	41,081	551
*	Matrix Service Co.	31,416	538
	Green Plains Inc.	50,424	534
*	Laredo Petroleum Inc.	220,609	532
*	Jagged Peak Energy Inc.	73,187	531
*	Exterran Corp.	40,132	524
*	Bonanza Creek Energy Inc.	22,868	512
*	Talos Energy Inc.	25,024	509
*	W&T Offshore Inc.	112,705	493
*	Gulfport Energy Corp.	176,959	480
*,^	McDermott International Inc.	231,169	467
	Brigham Minerals Inc.	22,982	457
*,^	Diamond Offshore Drilling Inc.	78,603	437
^	RPC Inc.	72,804	408
*	Noble Corp. plc	311,755	396
*	Green Brick Partners Inc.	36,354	389
*	Ameresco Inc. Class A	21,679	348
*	Keane Group Inc.	57,354	348
*	SEACOR Marine Holdings Inc.	25,812	324
*	TETRA Technologies Inc.	160,278	322
*,^	Extraction Oil & Gas Inc.	99,840	294
*	National Energy Services Reunited Corp.	42,005	281
*	Contango Oil & Gas Co.	96,179	267
	Falcon Minerals Corp.	45,982	264
	Panhandle Oil and Gas Inc. Class A	18,872	264
	Amplify Energy Corp.	41,021	253
*	Geospace Technologies Corp.	15,385	236
*	Trecora Resources	25,502	230
*	KLX Energy Services Holdings Inc.	26,382	228
*	HighPoint Resources Corp.	141,690	225
*	Unit Corp.	65,238	221
*	Altus Midstream Co. Class A	77,115	218
*	Parker Drilling Co.	11,153	211
*	SandRidge Energy Inc.	43,574	205
	Evolution Petroleum Corp.	34,236	200
*	American Superconductor Corp.	24,464	192
*	Natural Gas Services Group Inc.	14,793	190
*	Forum Energy Technologies Inc.	109,759	170
*	Goodrich Petroleum Corp.	14,690	156
*	Flotek Industries Inc.	64,587	142
*	Montage Resources Corp.	36,819	139
*	Isramco Inc.	1,100	135
*	Nine Energy Service Inc.	20,403	126
*	Ring Energy Inc.	74,978	123
*	VAALCO Energy Inc.	58,039	118
*	ION Geophysical Corp.	12,891	118

*	Abraxas Petroleum Corp.	226,495	115
*	FTS International Inc.	49,145	110
*	Covia Holdings Corp.	46,626	94
*	SilverBow Resources Inc.	8,359	81
*	Gulf Island Fabrication Inc.	14,914	80
*	Earthstone Energy Inc. Class A	23,011	75
*	US Well Services Inc.	32,839	72
*	Smart Sand Inc.	24,644	70
*,^	Torchlight Energy Resources Inc.	56,117	66
*	Ranger Energy Services Inc.	10,210	66
*	Independence Contract Drilling Inc.	54,573	66
	Adams Resources & Energy Inc.	2,078	64
*	Roan Resources Inc.	52,334	64
*	Dawson Geophysical Co.	29,862	64
*,^	CARBO Ceramics Inc.	24,842	60
*	Mitcham Industries Inc.	16,416	53
*	Chaparral Energy Inc. Class A	36,836	49
*	Lonestar Resources US Inc. Class A	17,103	47
*	PrimeEnergy Resources Corp.	399	46
	Mammoth Energy Services Inc.	18,291	45
*	Basic Energy Services Inc.	29,018	42
*	Hornbeck Offshore Services Inc.	48,944	37
*	Infrastructure and Energy Alternatives Inc.	7,696	36
*	NCS Multistage Holdings Inc.	16,701	33
*	Pacific Ethanol Inc.	56,982	32
*	Quintana Energy Services Inc.	15,295	31
*	American Resources Corp. Class A	31,283	18
*,^	Key Energy Services Inc.	11,511	17
*,^	Zion Oil & Gas Inc.	67,755	17
*,^	Lilis Energy Inc.	49,026	16
*	Superior Drilling Products Inc.	13,687	13
*,^	Approach Resources Inc.	63,353	9
*,^	Enservco Corp.	27,027	7
*,^	FuelCell Energy Inc.	20,012	7
*,^	Alta Mesa Resources Inc. Class A	103,408	6
*	Rosehill Resources Inc. Class A	1,902	4
*	Aemetis Inc.	2,872	3
*,^	Houston American Energy Corp.	6,100	1
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	—
*,^,§ Harvest Natural Resources Inc.		27,025	—
			1,630,894
Other (0.0%)2
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	A Schulman Inc. CVR	40,279	17
*,§	NewStar Financial Inc. CVR	36,657	9
*,§	OncoMed Pharmaceuticals Inc. CVR	31,662	9
*,§	Media General Inc. CVR	175,133	7
*,§	Corium CVR	34,910	6
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Aratana Therapeutics Inc. CVR	67,232	2
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	31,662	—
*,§	Clinical Data CVR	29,879	—
*,^,§ Biosante Pharmaceutical Inc. CVR		156,953	—
*	Kadmon Warrants Exp. 09/29/2022	25,728	—

*,§	TheStreet CVR	4,399	—
			91
Technology (20.7%)
	Microsoft Corp.	10,042,096	1,396,153
	Apple Inc.	5,349,643	1,198,160
*	Facebook Inc. Class A	3,164,467	563,528
*	Alphabet Inc. Class A	392,190	478,919
*	Alphabet Inc. Class C	390,134	475,573
	Intel Corp.	5,826,193	300,224
	Cisco Systems Inc.	5,631,153	278,235
*	Adobe Inc.	638,750	176,455
	International Business Machines Corp.	1,164,900	169,400
*	salesforce.com Inc.	1,096,265	162,730
	Texas Instruments Inc.	1,227,321	158,619
	Oracle Corp.	2,851,497	156,918
	Broadcom Inc.	497,513	137,348
	NVIDIA Corp.	761,182	132,499
	QUALCOMM Inc.	1,599,266	121,992
	Intuit Inc.	324,038	86,175
*	ServiceNow Inc.	247,036	62,710
*	Micron Technology Inc.	1,452,295	62,231
	L3Harris Technologies Inc.	293,819	61,302
	Applied Materials Inc.	1,216,002	60,679
	Analog Devices Inc.	486,049	54,306
	Lam Research Corp.	189,994	43,910
	Cognizant Technology Solutions Corp. Class A	726,126	43,760
*	Autodesk Inc.	289,122	42,703
*	Advanced Micro Devices Inc.	1,428,798	41,421
*	Twitter Inc.	967,231	39,850
	HP Inc.	1,984,625	37,549
	Motorola Solutions Inc.	217,815	37,118
	Workday Inc. Class A	213,789	36,336
	KLA Corp.	209,542	33,411
	Xilinx Inc.	332,168	31,855
	Corning Inc.	1,025,543	29,249
	Microchip Technology Inc.	313,937	29,168
	Cerner Corp.	399,373	27,225
*	Synopsys Inc.	197,357	27,087
*	VeriSign Inc.	140,622	26,526
	Hewlett Packard Enterprise Co.	1,726,897	26,197
*	Veeva Systems Inc. Class A	170,834	26,085
*	Palo Alto Networks Inc.	119,982	24,456
*	ANSYS Inc.	110,327	24,422
*	Cadence Design Systems Inc.	369,516	24,418
	CDW Corp.	190,317	23,455
	Splunk Inc.	197,561	23,285
*	IAC/InterActiveCorp	103,159	22,486
	Western Digital Corp.	369,105	22,013
	Marvell Technology Group Ltd.	828,276	20,682
	Maxim Integrated Products Inc.	356,409	20,640
*	Snap Inc.	1,232,245	19,469
*	Akamai Technologies Inc.	206,596	18,879
	Skyworks Solutions Inc.	225,722	17,888
	Symantec Corp.	731,735	17,291
	Seagate Technology plc	318,265	17,119
*	Arista Networks Inc.	70,657	16,881
	Twilio Inc. Class A	151,452	16,654

	NetApp Inc.	313,118	16,442
	Leidos Holdings Inc.	188,986	16,230
*	Gartner Inc.	112,955	16,151
	Citrix Systems Inc.	163,786	15,809
*	GoDaddy Inc. Class A	233,767	15,424
	VMware Inc. Class A	100,790	15,125
	SS&C Technologies Holdings Inc.	285,189	14,707
*	Fortinet Inc.	190,450	14,619
*	Paycom Software Inc.	65,768	13,778
*	Okta Inc.	136,877	13,477
*	Tyler Technologies Inc.	50,508	13,258
	Teradyne Inc.	223,498	12,943
*	EPAM Systems Inc.	68,953	12,572
*	RingCentral Inc. Class A	94,091	11,823
*	Qorvo Inc.	154,948	11,488
*	Black Knight Inc.	186,643	11,396
	Cypress Semiconductor Corp.	486,567	11,356
*	DocuSign Inc. Class A	182,529	11,302
*	Guidewire Software Inc.	107,042	11,280
	Juniper Networks Inc.	452,156	11,191
*	F5 Networks Inc.	79,688	11,190
*	Aspen Technology Inc.	90,828	11,179
*	Dell Technologies Inc.	205,185	10,641
*	Zendesk Inc.	145,500	10,604
*	Coupa Software Inc.	80,940	10,487
*	ON Semiconductor Corp.	541,886	10,410
	DXC Technology Co.	344,325	10,158
*	Proofpoint Inc.	73,567	9,494
*	PTC Inc.	136,251	9,290
	Entegris Inc.	178,938	8,421
	Monolithic Power Systems Inc.	53,905	8,389
*	Ciena Corp.	206,112	8,086
*	HubSpot Inc.	52,993	8,034
	CDK Global Inc.	160,268	7,707
*	CACI International Inc. Class A	32,568	7,532
*	Medidata Solutions Inc.	77,382	7,080
*	Cree Inc.	140,051	6,863
*	Manhattan Associates Inc.	84,901	6,849
	Science Applications International Corp.	76,723	6,702
*	MongoDB Inc.	55,091	6,637
*	RealPage Inc.	105,333	6,621
	MKS Instruments Inc.	71,146	6,565
*	Silicon Laboratories Inc.	57,529	6,406
*	Alteryx Inc. Class A	58,540	6,289
*	Nuance Communications Inc.	376,931	6,148
	SYNNEX Corp.	54,069	6,104
*	Ceridian HCM Holding Inc.	121,626	6,005
	Blackbaud Inc.	64,279	5,807
*	ViaSat Inc.	75,734	5,704
*	Dropbox Inc. Class A	280,036	5,648
*	Anaplan Inc.	118,956	5,591
	j2 Global Inc.	61,228	5,561
*,^	Pinterest Inc. Class A	203,970	5,395
	Cabot Microelectronics Corp.	38,143	5,386
*	NCR Corp.	169,922	5,363
*	Avalara Inc.	79,331	5,338
*	Lumentum Holdings Inc.	96,554	5,171

*	Nutanix Inc.	196,698	5,163
^	Match Group Inc.	70,905	5,065
*	Tech Data Corp.	48,449	5,050
*	Pure Storage Inc. Class A	297,146	5,034
*,^	Slack Technologies Inc. Class A	204,428	4,851
	Perspecta Inc.	182,940	4,778
*	Teradata Corp.	151,329	4,691
	LogMeIn Inc.	65,808	4,670
*	ACI Worldwide Inc.	144,692	4,532
*	Q2 Holdings Inc.	55,672	4,391
*	Semtech Corp.	87,475	4,252
*	New Relic Inc.	68,827	4,229
*	Viavi Solutions Inc.	298,928	4,187
*	Smartsheet Inc. Class A	115,843	4,174
*	Cirrus Logic Inc.	77,233	4,138
*	Cornerstone OnDemand Inc.	74,809	4,101
*	Five9 Inc.	76,106	4,090
*	Elastic NV	45,189	3,721
*	Envestnet Inc.	65,439	3,710
*	Verint Systems Inc.	85,725	3,667
	Brooks Automation Inc.	96,844	3,586
	Pegasystems Inc.	52,562	3,577
*	FireEye Inc.	262,912	3,507
*	Zscaler Inc.	73,701	3,483
	Power Integrations Inc.	37,914	3,429
*	Inphi Corp.	55,678	3,399
*	Qualys Inc.	43,441	3,283
*	Lattice Semiconductor Corp.	173,533	3,173
*	Acacia Communications Inc.	48,206	3,153
	Cogent Communications Holdings Inc.	54,992	3,030
*	CommScope Holding Co. Inc.	255,525	3,005
*	Box Inc.	181,254	3,002
*	Advanced Energy Industries Inc.	50,248	2,885
*	PROS Holdings Inc.	47,748	2,846
*	Everbridge Inc.	44,607	2,753
*	LivePerson Inc.	76,715	2,739
*,^	Cloudera Inc.	299,925	2,657
*	Insight Enterprises Inc.	47,636	2,653
*	Blackline Inc.	54,199	2,591
*	Rapid7 Inc.	56,753	2,576
*	EchoStar Corp. Class A	63,633	2,521
*	CommVault Systems Inc.	55,164	2,466
*	Allscripts Healthcare Solutions Inc.	221,032	2,427
*	SVMK Inc.	140,018	2,394
*	Premier Inc. Class A	81,657	2,362
*	Varonis Systems Inc.	38,063	2,275
	Progress Software Corp.	59,782	2,275
	CSG Systems International Inc.	43,783	2,263
*	Alarm.com Holdings Inc.	48,408	2,258
*	NetScout Systems Inc.	96,906	2,235
*	Bottomline Technologies DE Inc.	56,603	2,227
*	SPS Commerce Inc.	46,978	2,211
	InterDigital Inc.	41,005	2,152
*	Diodes Inc.	53,245	2,138
*,^	Appian Corp. Class A	43,873	2,084
*	SailPoint Technologies Holding Inc.	109,424	2,045
*	Appfolio Inc.	20,390	1,940

*	ForeScout Technologies Inc.	50,454	1,913
*	Rambus Inc.	145,469	1,909
*	MaxLinear Inc.	82,998	1,858
*	Workiva Inc. Class A	41,899	1,836
*	FormFactor Inc.	96,896	1,807
*	Synaptics Inc.	44,313	1,770
*	Instructure Inc.	44,095	1,708
*	Yext Inc.	106,927	1,699
	NIC Inc.	81,272	1,678
	Ubiquiti Inc.	14,031	1,659
*	Perficient Inc.	42,944	1,657
*	Altair Engineering Inc. Class A	46,955	1,626
*	MicroStrategy Inc. Class A	10,703	1,588
*,^	Crowdstrike Holdings Inc. Class A	27,213	1,587
	Plantronics Inc.	42,478	1,585
*	Pivotal Software Inc. Class A	104,603	1,561
*	Zuora Inc. Class A	102,802	1,547
*	Avaya Holdings Corp.	148,733	1,522
*	Covetrus Inc.	123,861	1,473
*	Carbon Black Inc.	56,423	1,466
*	Bandwidth Inc. Class A	22,382	1,457
	Switch Inc.	88,539	1,383
*	Tabula Rasa HealthCare Inc.	24,395	1,340
*	Virtusa Corp.	37,157	1,338
	Xperi Corp.	64,412	1,332
*	Blucora Inc.	61,385	1,328
*	ePlus Inc.	17,107	1,302
*	2U Inc.	78,515	1,278
	Ebix Inc.	30,131	1,269
*	Infinera Corp.	229,067	1,248
*	NETGEAR Inc.	38,692	1,247
*	3D Systems Corp.	147,954	1,206
	TiVo Corp.	158,299	1,205
*	Extreme Networks Inc.	162,890	1,185
*	NextGen Healthcare Inc.	74,525	1,168
*	Eventbrite Inc. Class A	65,536	1,161
*	SolarWinds Corp.	60,890	1,123
	Presidio Inc.	65,414	1,106
*	Datadog Inc. Class A	31,512	1,069
*	Model N Inc.	37,904	1,052
	Monotype Imaging Holdings Inc.	52,972	1,049
*	Dynatrace Inc.	55,404	1,034
*	Rudolph Technologies Inc.	39,112	1,031
*	ScanSource Inc.	33,707	1,030
*	Diebold Nixdorf Inc.	91,272	1,022
	Pitney Bowes Inc.	222,282	1,016
*	Tenable Holdings Inc.	44,684	1,000
	Comtech Telecommunications Corp.	30,103	978
*	Nanometrics Inc.	29,246	954
*	Photronics Inc.	86,602	942
*	Vocera Communications Inc.	37,701	929
*	Cision Ltd.	118,821	914
*	Upland Software Inc.	26,154	912
*,^	Cloudflare Inc. Class A	48,114	894
*	Shutterstock Inc.	24,627	890
*	CEVA Inc.	28,665	856
*	Benefitfocus Inc.	35,859	854

*	MobileIron Inc.	124,524	815
*	Amkor Technology Inc.	85,533	778
*	Loral Space & Communications Inc.	17,545	726
*	Ultra Clean Holdings Inc.	48,323	707
*	Ichor Holdings Ltd.	29,042	702
	ADTRAN Inc.	61,392	697
*	Agilysys Inc.	26,850	688
*	Carbonite Inc.	43,206	669
*,^	Medallia Inc.	24,389	669
*,^	Tucows Inc. Class A	12,312	667
	Cohu Inc.	49,003	662
*	Axcelis Technologies Inc.	38,228	653
	QAD Inc. Class A	14,127	652
*	Harmonic Inc.	97,921	644
*	OneSpan Inc.	43,904	637
	American Software Inc. Class A	41,952	630
*	Boingo Wireless Inc.	56,504	627
	PC Connection Inc.	15,591	607
*	Vectrus Inc.	14,901	606
*	Unisys Corp.	81,076	602
*	Impinj Inc.	19,403	598
	Hackett Group Inc.	33,557	552
*	Digimarc Corp.	13,962	546
*	nLight Inc.	33,898	531
	Simulations Plus Inc.	15,291	531
*	Domo Inc.	32,533	520
*	CalAmp Corp.	44,503	513
*	Zix Corp.	70,110	508
*,^	Pagerduty Inc.	17,008	480
*,^	VirnetX Holding Corp.	86,838	469
*	Rosetta Stone Inc.	26,903	468
*	Brightcove Inc.	44,015	461
*	Digi International Inc.	33,483	456
*,^	Gogo Inc.	75,030	452
*	Mitek Systems Inc.	45,310	437
*	PDF Solutions Inc.	32,706	427
*	Limelight Networks Inc.	139,200	422
	Systemax Inc.	19,157	422
*	A10 Networks Inc.	60,536	420
*	Ribbon Communications Inc.	71,586	418
	Forrester Research Inc.	12,773	411
*	WideOpenWest Inc.	66,554	410
*	Health Catalyst Inc.	12,250	388
	Computer Programs & Systems Inc.	16,716	378
*	Calix Inc.	58,113	371
*	DSP Group Inc.	26,036	367
*	I3 Verticals Inc. Class A	18,167	366
*	NeoPhotonics Corp.	56,905	347
*	Telaria Inc.	49,795	344
*,^	PAR Technology Corp.	14,203	338
*	Endurance International Group Holdings Inc.	85,240	320
*	Synchronoss Technologies Inc.	58,796	318
*	Alpha & Omega Semiconductor Ltd.	25,712	316
*	Sciplay Corp. Class A	29,427	315
*,^	Livongo Health Inc.	17,666	308
*	Meet Group Inc.	93,227	305
*	Phreesia Inc.	12,083	293

*,^	Inseego Corp.	60,648	291
*	Adesto Technologies Corp.	33,850	290
*	ChannelAdvisor Corp.	31,025	289
*,^	Fastly Inc. Class A	11,831	284
*,^	Applied Optoelectronics Inc.	24,455	274
*	Immersion Corp.	35,489	272
*	Ping Identity Holding Corp.	15,292	264
*	Casa Systems Inc.	29,218	230
*	Ooma Inc.	21,775	226
*	KVH Industries Inc.	21,023	224
*	Smith Micro Software Inc.	37,622	204
*	Icad Inc.	29,252	200
*	GSI Technology Inc.	21,838	191
*,^	Intelligent Systems Corp.	4,600	191
	PC-Tel Inc.	22,253	187
*	Telenav Inc.	36,650	175
*	ACM Research Inc. Class A	12,629	175
*	Clearfield Inc.	14,122	167
*	Airgain Inc.	14,003	165
	GlobalSCAPE Inc.	14,127	162
*	TransEnterix Inc.	252,303	156
*	eGain Corp.	19,305	155
*	AXT Inc.	42,819	152
*	Majesco	16,500	139
*	Castlight Health Inc. Class B	98,203	138
	Preformed Line Products Co.	2,509	137
*	VOXX International Corp. Class A	28,587	134
*	Seachange International Inc.	46,503	134
*	Pixelworks Inc.	35,769	132
*	RigNet Inc.	17,068	132
*	SecureWorks Corp. Class A	10,122	131
*	LRAD Corp.	37,838	127
*	ID Systems Inc.	21,901	120
*	DASAN Zhone Solutions Inc.	12,823	117
*	Identiv Inc.	21,369	112
	QAD Inc. Class B	3,097	111
	AstroNova Inc.	6,427	104
*	SharpSpring Inc.	10,659	103
*	Amtech Systems Inc.	19,290	102
*	Computer Task Group Inc.	20,394	102
*	Beyond Air Inc.	20,888	100
	TESSCO Technologies Inc.	6,913	99
*	Park City Group Inc.	16,658	96
*	Aviat Networks Inc.	6,976	95
*	Great Elm Capital Group Inc.	25,570	95
	TransAct Technologies Inc.	7,695	94
	Wayside Technology Group Inc.	5,976	90
*	Cambium Networks Corp.	9,228	90
*	EMCORE Corp.	25,614	79
*,^	Resonant Inc.	26,336	78
*	Key Tronic Corp.	12,158	77
*	Everspin Technologies Inc.	12,013	74
*,^	Internap Corp.	26,796	69
*	Mohawk Group Holdings Inc.	8,693	68
*	Atomera Inc.	15,772	59
*	Synacor Inc.	43,316	59
	CSP Inc.	4,375	59

*	Rimini Street Inc.	13,148	58
*	Kopin Corp.	84,748	58
*	NetSol Technologies Inc.	9,891	55
*	Finjan Holdings Inc.	27,000	54
	Network-1 Technologies Inc.	20,999	49
*	Red Violet Inc.	3,768	48
*	Veritone Inc.	13,211	47
	BK Technologies Corp.	13,400	45
*	WidePoint Corp.	138,277	43
*	Aehr Test Systems	23,485	42
*	RCM Technologies Inc.	14,006	42
*	Exela Technologies Inc.	34,119	40
*	QuickLogic Corp.	107,285	38
*	Data I/O Corp.	9,481	37
*	Intellicheck Inc.	7,252	36
*	Support.com Inc.	21,839	34
*	BSQUARE Corp.	25,292	31
*	inTEST Corp.	6,464	30
*	Mastech Digital Inc.	5,006	30
*	ADDvantage Technologies Group Inc.	14,730	29
*	CVD Equipment Corp.	8,553	28
*	Super League Gaming Inc.	5,809	26
*	GSE Systems Inc.	14,921	25
*	RumbleON Inc. Class B	8,187	24
*	SITO Mobile Ltd.	26,757	23
*	Lantronix Inc.	6,314	21
*	ClearOne Inc.	11,338	21
*	Evolving Systems Inc.	20,892	19
*,^	NXT-ID Inc.	23,431	12
*	Streamline Health Solutions Inc.	10,393	11
*	Sonim Technologies Inc.	3,500	10
*	Neurotrope Inc.	9,635	8
*	Westell Technologies Inc. Class A	5,216	7
*	Inuvo Inc.	19,200	5
	Communications Systems Inc.	1,077	5
*	CynergisTek Inc.	1,200	4
*	Innodata Inc.	1,100	1
*	Qualstar Corp.	200	1
*	Cinedigm Corp. Class A	1,210	1
*	One Stop Systems Inc.	300	1
			8,049,958
Telecommunications (2.0%)
	AT&T Inc.	9,611,111	363,684
	Verizon Communications Inc.	5,440,123	328,366
*	T-Mobile US Inc.	392,190	30,893
	CenturyLink Inc.	1,434,874	17,907
*	Zayo Group Holdings Inc.	264,612	8,970
*	Sprint Corp.	811,960	5,010
*	Vonage Holdings Corp.	299,787	3,388
	Telephone & Data Systems Inc.	127,382	3,286
*	Iridium Communications Inc.	146,908	3,126
*	8x8 Inc.	123,982	2,569
*,^	Zoom Video Communications Inc. Class A	31,693	2,415
*	Intelsat SA	100,599	2,294
	Shenandoah Telecommunications Co.	62,027	1,971
	ATN International Inc.	14,597	852
*	Anterix Inc.	21,393	774

*	United States Cellular Corp.	20,422	768
*	ORBCOMM Inc.	98,534	469
	Consolidated Communications Holdings Inc.	85,883	409
*,^	GTT Communications Inc.	42,173	397
*	Cincinnati Bell Inc.	62,465	317
	Spok Holdings Inc.	26,291	314
*,^	Globalstar Inc.	747,398	309
*	IDT Corp. Class B	19,345	204
*	Pareteum Corp.	140,419	181
*	Alaska Communications Systems Group Inc.	73,683	127
*,^	Frontier Communications Corp.	136,965	119
*	HC2 Holdings Inc.	46,997	110
*	Otelco Inc. Class A	3,053	36
			779,265
Utilities (3.5%)
	NextEra Energy Inc.	641,689	149,507
	Duke Energy Corp.	955,270	91,572
	Dominion Energy Inc.	1,082,268	87,707
	Southern Co.	1,416,745	87,512
	Exelon Corp.	1,275,716	61,630
	American Electric Power Co. Inc.	648,525	60,760
	Sempra Energy	360,362	53,193
	Xcel Energy Inc.	675,827	43,854
	Public Service Enterprise Group Inc.	665,115	41,290
	Consolidated Edison Inc.	435,634	41,154
	WEC Energy Group Inc.	414,835	39,451
	Eversource Energy	424,335	36,268
	Edison International	465,978	35,144
	FirstEnergy Corp.	697,696	33,650
	DTE Energy Co.	240,404	31,964
	Entergy Corp.	259,857	30,497
	PPL Corp.	947,396	29,833
	American Water Works Co. Inc.	236,519	29,383
	Ameren Corp.	331,503	26,537
	CMS Energy Corp.	374,011	23,918
	Evergy Inc.	317,637	21,142
	CenterPoint Energy Inc.	660,342	19,929
	Atmos Energy Corp.	154,676	17,616
	Alliant Energy Corp.	311,697	16,810
	NiSource Inc.	491,100	14,694
	Pinnacle West Capital Corp.	147,891	14,356
	AES Corp.	872,918	14,263
	Vistra Energy Corp.	514,635	13,756
	UGI Corp.	273,198	13,734
	Aqua America Inc.	282,927	12,684
	NRG Energy Inc.	319,182	12,640
	IDACORP Inc.	66,151	7,453
*	PG&E Corp.	695,292	6,953
	ONE Gas Inc.	69,721	6,701
	Portland General Electric Co.	118,518	6,681
	Hawaiian Electric Industries Inc.	143,113	6,527
	Black Hills Corp.	80,765	6,197
	Southwest Gas Holdings Inc.	66,855	6,086
	ALLETE Inc.	68,701	6,005
	Spire Inc.	64,140	5,595
	PNM Resources Inc.	104,906	5,463
	New Jersey Resources Corp.	117,996	5,336

	National Fuel Gas Co.			111,460	5,230
	NorthWestern Corp.			65,724	4,933
	American States Water Co.			49,466	4,445
	Avangrid Inc.			83,062	4,340
	Avista Corp.			86,555	4,193
	South Jersey Industries Inc.			122,906	4,045
	Ormat Technologies Inc.			53,163	3,949
	MGE Energy Inc.			46,806	3,738
	El Paso Electric Co.			53,424	3,584
	Pattern Energy Group Inc. Class A			131,141	3,532
	California Water Service Group			62,708	3,319
	Northwest Natural Holding Co.			38,929	2,777
	SJW Group			39,489	2,697
*	Sunrun Inc.			146,590	2,449
	Chesapeake Utilities Corp.			23,579	2,247
	TerraForm Power Inc. Class A			99,583	1,815
*	Evoqua Water Technologies Corp.			89,523	1,524
	Unitil Corp.			23,957	1,520
	Middlesex Water Co.			20,533	1,334
	Connecticut Water Service Inc.			16,020	1,122
	York Water Co.			16,837	735
	Artesian Resources Corp. Class A			10,398	385
*	AquaVenture Holdings Ltd.			19,393	377
*,^	Vivint Solar Inc.			53,775	352
*,^	Atlantic Power Corp.			141,382	331
*,^	Cadiz Inc.			22,248	278
	RGC Resources Inc.			8,637	252
*	Pure Cycle Corp.			22,924	236
*,^	Bloom Energy Corp. Class A			69,813	227
*	Sunnova Energy International Inc.			19,590	211
^	Spark Energy Inc. Class A			14,892	157
	Genie Energy Ltd. Class B			20,232	151
					1,341,930
Total Common Stocks (Cost $19,544,367)					38,669,687
Preferred Stocks (0.0%)
	Air T Funding Pfd., 8.00%, 6/7/24, (Cost $3)			1,658	4
Temporary Cash Investments (0.7%)1

		Coupon
Money Market Fund (0.6%)
3,4	Vanguard Market Liquidity Fund	2.098%		2,487,204	248,745
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.954%	11/7/19	5,400	5,391
5	United States Treasury Bill	2.048%	11/21/19	12,000	11,969
					17,360
Total Temporary Cash Investments (Cost $266,077)					266,105
Total Investments (100.3%) (Cost $19,810,447)					38,935,796
Other Asset and Liabilities-Net (-0.3%)4					(112,417)
Net Assets (100%)					38,823,379
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $149,342,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $158,906,000 was received for securities on loan.
5 Securities with a value of $6,334,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	976	145,351	(1,212)
E-mini Russell 2000 Index	December 2019	125	9,531	(365)
E-mini S&P Mid-Cap 400 Index	December 2019	30	5,814	(85)
				(1,662)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Institutional Total Stock Market Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,669,527	—	160
Preferred Stocks	4	—	—
Temporary Cash Investments	248,745	17,360	—
Futures Contracts—Assets[1]	681	—	—
Total	38,918,957	17,360	160
1 Represents variation margin on the last day of the reporting period.